The Tax-Exempt Fund of California®
Investment portfolio
April 30, 2022
unaudited
Bonds, notes & other debt instruments 92.06% California 90.47%	Principal amount (000)	Value (000)
City of Adelanto, Public Utility Auth., Rev. Ref. Bonds (Utility System Project), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2039	USD2,000	$2,190
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	1,200	1,244
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2026	4,475	4,635
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2035	2,500	2,562
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 5.00% 2036	1,500	1,626
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2037	2,000	2,030
Alameda Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2004, Assured Guaranty Municipal insured, 0% 2024	3,500	3,302
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 2042	1,000	1,045
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 2046	500	521
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2021, 4.00% 2051	12,200	11,082
City of Alhambra, Rev. Ref. Bonds (Atherton Baptist Homes Project), Series 2016, 5.00% 2029	225	241
Azusa Unified School Dist., G.O. Bonds, 2014 Election, Series 2019-C, 5.00% 2044	1,000	1,099
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 2, Special Tax Bonds, Series 2019, 5.00% 2032	455	491
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 2, Special Tax Bonds, Series 2019, 5.00% 2035	600	646
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 2, Special Tax Bonds, Series 2019, 5.00% 2036	655	704
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 2, Special Tax Bonds, Series 2019, Assured Guaranty Municipal insured, 5.00% 2044	2,810	3,119
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 2, Special Tax Bonds, Series 2019, Assured Guaranty Municipal insured, 5.00% 2049	1,930	2,132
Banning Unified School Dist., G.O. Rev. Bonds, Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2035	955	1,047
Banning Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2031	1,500	1,557
Banning Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2032	1,000	1,037
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2012-B, 5.00% 2023 (preref. 2022)	80	80
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2012-A, 5.00% 2047 (preref. 2022)	1,200	1,207
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties, Inc. Obligated Group), Series 2013, 5.00% 2035	230	234
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare), Series 2014-A, 5.00% 2043	1,000	1,027
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Senior Living Rev. Bonds (Odd Fellows Home of California), Series 2012-A, 5.00% 2032	5,000	5,107
The Tax-Exempt Fund of California — Page 1 of 42

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 1.34% 2045 (put 2023)[1]	USD1,400	$1,399
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-B-1, (SIFMA Municipal Swap Index + 1.10%) 1.54% 2045 (put 2024)[1]	5,675	5,703
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-S-7, 4.00% 2047	9,000	8,943
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-A, 2.00% 2056 (put 2028)	4,200	3,894
Beaumont Unified School Dist., Community Facs. Dist. No. 2018-1, Improvement Area No. 1, Special Tax Bonds, Series 2020, 4.00% 2045	1,000	944
Beaumont Unified School Dist., Community Facs. Dist. No. 2018-1, Improvement Area No. 1, Special Tax Bonds, Series 2020, 4.00% 2050	1,250	1,138
City of Beaumont, Community Facs. Dist. No. 2016-1 (Fairway Canyon), Special Tax Bonds, Series 2019, 5.00% 2044	900	955
City of Beaumont, Community Facs. Dist. No. 2016-1 (Fairway Canyon), Special Tax Bonds, Series 2019, 5.00% 2049	400	422
City of Beaumont, Community Facs. Dist. No. 2016-2 (Sundance), Special Tax Rev. Bonds, Series 2019, 5.00% 2044	1,000	1,052
City of Beaumont, Community Facs. Dist. No. 2016-2 (Sundance), Special Tax Rev. Bonds, Series 2019, 5.00% 2049	1,000	1,048
City of Beaumont, Community Facs. Dist. No. 93-1, Improvement Area No. 8C, Special Tax Bonds, Series 2018-A, 5.00% 2043	1,605	1,706
City of Beaumont, Community Facs. Dist. No. 93-1, Improvement Area No. 8D, Special Tax Bonds, Series 2018-A, 5.00% 2043	565	600
City of Beaumont, Community Facs. Dist. No. 93-1, Improvement Area No. 8D, Special Tax Bonds, Series 2018-A, 5.00% 2048	1,000	1,058
City of Beaumont, Community Facs. Dist. No. 93-1, Improvement Area No. 8E, Special Tax Bonds, Series 2019, 5.00% 2048	2,500	2,644
California County Tobacco Securitization Agcy., Tobacco Settlement Rev. Bonds (Los Angeles County Securitization Corp.), Series 2020-A, 5.00% 2027	600	645
California County Tobacco Securitization Agcy., Tobacco Settlement Rev. Bonds (Los Angeles County Securitization Corp.), Series 2020-A, 5.00% 2028	500	542
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-2, 0.55% 2049 (put 2026)	3,440	3,016
Trustees of the California State University, Systemwide Rev. Bonds, Series 2020-C, 4.00% 2051	2,500	2,460
Trustees of the California State University, Systemwide Rev. Ref. Bonds, Series 2012-A, 5.00% 2027	3,000	3,051
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Rev. Ref. Bonds, Series 2013, 4.25% 2032	1,350	1,351
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Rev. Ref. Bonds, Series 2013, 5.00% 2035	1,300	1,306
Casitas Municipal Water Dist., Community Facs. Dist. No. 2013-1, Special Tax Bonds, Series 2019, BAM insured, 4.00% 2047	1,745	1,754
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 2024	300	308
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 2025	300	310
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 2026	275	286
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 2027	300	314
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 2028	250	262
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 2029	250	262
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 2030	275	288
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2014-B, Assured Guaranty Municipal insured, 5.00% 2030	1,050	1,106
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-A, BAM insured, 4.00% 2031	375	394
The Tax-Exempt Fund of California — Page 2 of 42

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 2031	USD300	$314
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-A, BAM insured, 4.00% 2032	525	552
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-A, BAM insured, 4.00% 2034	1,000	1,042
Centinela Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-C, Assured Guaranty Municipal insured, 4.00% 2033	2,500	2,584
Cerritos Community College Dist., G.O. Bonds, 2004 Election, Series 2012-D, 5.00% 2038 (preref. 2022)	1,000	1,009
Chabot-Las Positas Community College Dist., G.O. Rev. Ref. Bonds, Series 2017-A, 4.00% 2042	1,500	1,510
Chaffey Community College Dist., G.O. Bonds, 2018 Election, Series 2019-A, 4.00% 2043	6,000	6,066
Chaffey Joint Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2012 Election, Series 2019-D, 0% 2027	895	765
Chino Valley Unified School Dist., G.O. Bonds, 2016 Election, Capital Appreciation Bonds, Series 2022-C, 0% 2032	385	258
Chino Valley Unified School Dist., G.O. Bonds, 2016 Election, Capital Appreciation Bonds, Series 2022-C, 0% 2033	430	274
City of Chino, Community Facs. Dist. No. 2003-3, Special Tax Bonds, Series 2021, 4.00% 2041	2,000	1,893
City of Chino, Community Facs. Dist. No. 2003-3, Special Tax Bonds, Series 2021, 4.00% 2046	1,515	1,391
City of Chino, Community Facs. Dist. No. 2003-3, Special Tax Bonds, Series 2021, 4.00% 2051	1,740	1,577
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 2033	260	258
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 2035	280	276
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 2036	290	285
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 2037	300	294
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 2038	315	308
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 2039	325	316
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 2045	2,250	2,100
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 2022	180	181
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 2023	190	192
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 2024	195	199
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 2025	205	209
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 2026	210	215
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 2027	220	225
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 2028	230	234
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 2035	900	887
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 2040	955	915
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 2051	1,145	1,031
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2030	1,010	1,084
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2031	500	536
City of Chula Vista, Community Facs. Dist. No. 16-I (Millenia), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 2041	380	363
City of Chula Vista, Community Facs. Dist. No. 16-I (Millenia), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 2046	500	460
City of Chula Vista, Community Facs. Dist. No. 16-I (Millenia), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 2051	1,020	922
City of Chula Vista, Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2022	1,455	1,472
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2029	890	976
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2030	920	1,008
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2034	1,180	1,288
City of Clovis, Wastewater Rev. Bonds, Series 2017, BAM insured, 5.00% 2036	1,155	1,266
The Tax-Exempt Fund of California — Page 3 of 42

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Clovis, Wastewater Rev. Bonds, Series 2017, BAM insured, 5.00% 2037	USD1,150	$1,260
City of Clovis, Wastewater Rev. Bonds, Series 2017, BAM insured, 5.00% 2038	515	564
Clovis Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2006-B, National insured, 0% 2030	2,300	1,749
Coachella Valley Unified School Dist., G.O. Bonds, 2005 Election, Series 2016-E, Assured Guaranty Municipal insured, 4.00% 2045	6,555	6,532
Colton Joint Unified School Dist., G.O. Bonds, 2008 Election, Series 2016-D, BAM insured, 4.00% 2030	1,300	1,356
Colton Joint Unified School Dist., G.O. Bonds, 2008 Election, Series 2016-D, BAM insured, 4.00% 2031	1,200	1,245
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2052 (put 2031)	4,540	4,610
Community Housing Agcy., Essential Housing Rev. Bonds (Aster), Series 2021-A-1, 4.00% 2056[2]	4,135	3,679
Community Housing Agcy., Essential Housing Rev. Bonds (Fountains at Emerald Park), Series 2021-A-1, 3.00% 2056[2]	1,005	713
Community Housing Agcy., Essential Housing Rev. Bonds (Glendale Properties), Series 2021-A-1, 4.00% 2056[2]	9,700	8,556
Community Housing Agcy., Essential Housing Rev. Bonds (Verdant at Green Valley), Series 2019-A, 5.00% 2049[2]	4,800	4,593
Compton Community College Dist., G.O. Rev. Ref. Bonds, Series 2018-A, BAM insured, 5.00% 2032 (preref. 2026)	1,065	1,173
Compton Community College Dist., G.O. Rev. Ref. Bonds, Series 2018-A, BAM insured, 5.00% 2034 (preref. 2026)	1,355	1,493
Compton Community College Dist., G.O. Rev. Ref. Bonds, Series 2018-A, BAM insured, 5.00% 2037 (preref. 2026)	1,875	2,065
Compton Community College Dist., G.O. Rev. Ref. Bonds, Series 2018-A, BAM insured, 5.00% 2038 (preref. 2026)	2,075	2,286
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 2035	1,000	590
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 2038	1,250	635
City of Concord, Successor Agcy. to the Redev. Agcy., Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2023	925	947
City of Corona, Community Facs. Dist. No. 2018-1 (Bedford), Special Tax Bonds, Series 2018-A, 5.00% 2034	800	847
City of Corona, Community Facs. Dist. No. 2018-1 (Bedford), Special Tax Bonds, Series 2018-A, 4.00% 2040	350	339
City of Corona, Community Facs. Dist. No. 2018-1 (Bedford), Special Tax Bonds, Series 2018-A, 4.00% 2045	700	660
City of Corona, Community Facs. Dist. No. 2018-1 (Bedford), Special Tax Bonds, Series 2018-A, 4.00% 2050	1,450	1,320
Corona-Norco Unified School Dist., Community Facs. Dist. No. 05-1, Special Tax Bonds, Series 2016, 5.00% 2036	2,010	2,119
Corona-Norco Unified School Dist., G.O. Bonds, 2014 Election, Series 2019-C, 4.00% 2049	2,500	2,472
Cotati-Rohnert Park Unified School Dist., G.O. Bonds, 2014 Election, Series 2018-E, BAM insured, 4.00% 2043	2,000	2,006
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (1818 Platinum Triangle - Anaheim), Series 2021-A-2, 3.25% 2057[2]	4,610	3,430
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-B, 4.00% 2057[2]	2,070	1,557
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-A-2, 4.00% 2058[2]	875	726
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Park Crossing Apartments), Series 2021-A, 3.25% 2058[2]	2,315	1,632
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-2, 3.00% 2056[2]	1,010	721
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Theo - Pasadena), Series 2021-A-2, 3.25% 2057[2]	2,830	2,063
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-2, 4.00% 2056[2]	5,285	4,578
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Westgate Phase 1 - Pasadena), Series 2021-A-2, 3.125% 2057[2]	5,665	4,116
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 2030	225	226
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 2031	265	266
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 2032	275	275
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 2033	265	264
City of Dixon, Community Facs. Dist. No. 2019-1 (Homestead), Special Tax Bonds, Series 2021, 4.00% 2051	2,715	2,444
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 2027	335	341
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 2029	200	203
The Tax-Exempt Fund of California — Page 4 of 42

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 2031	USD130	$130
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 2045	920	846
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 2051	2,240	2,005
East Side Union High School Dist., G.O. Rev. Ref. Bonds, Series 2020, BAM insured, 5.00% 2023	1,000	1,036
Eastern Municipal Water Dist., Community Facs. Dist. No. 2013-64 (Atherton and Terracina), Special Tax Bonds, Series 2019, 5.00% 2045	850	899
Eastern Municipal Water Dist., Community Facs. Dist. No. 2013-64 (Atherton and Terracina), Special Tax Bonds, Series 2020, 4.00% 2050	1,550	1,399
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 4.00% 2027	85	87
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 4.00% 2028	85	87
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 4.00% 2029	90	92
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 2.125% 2037	110	79
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 2.125% 2038	120	85
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 2.25% 2039	125	89
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 2.25% 2040	100	70
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 4.00% 2051	525	473
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area A, Special Tax Bonds, Series 2021, 4.00% 2040	1,075	1,029
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area A, Special Tax Bonds, Series 2021, 4.00% 2046	770	704
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area A, Special Tax Bonds, Series 2021, 4.00% 2051	1,030	927
Eastern Municipal Water Dist., Community Facs. Dist. No. 2017-79 (Eagle Crest), Special Tax Bonds, Series 2021, 4.00% 2036	2,275	2,253
Eastern Municipal Water Dist., Community Facs. Dist. No. 2017-79 (Eagle Crest), Special Tax Bonds, Series 2021, 4.00% 2041	2,085	1,987
Eastern Municipal Water Dist., Fin. Auth., Water and Wastewater Rev. Ref. Bonds, Series 2020-A, 4.00% 2038	2,000	2,048
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 2033	1,515	1,640
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 2034	760	822
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 2035	1,300	1,404
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 2036	1,000	1,079
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 2038	1,140	1,227
Educational Facs. Auth., Rev. Bonds (Chapman University), Series 2021-A, 5.00% 2029	425	480
Educational Facs. Auth., Rev. Bonds (Chapman University), Series 2017-B, 4.00% 2047	7,425	7,230
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2015, 5.00% 2032	2,500	2,645
Educational Facs. Auth., Rev. Ref. Bonds (Loyola Marymount University), Capital Appreciation Bonds, Series 2001-A, National insured, 0% 2033	2,000	1,324
Educational Facs. Auth., Rev. Ref. Bonds (Occidental College), Series 2013-A, 5.00% 2029 (preref. 2023)	3,265	3,391
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), Series 2015, 5.00% 2030	1,000	1,070
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), Series 2015, 5.00% 2032	2,500	2,672
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2025	2,560	2,590
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 4.00% 2032	2,500	2,497
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2032	1,000	1,071
The Tax-Exempt Fund of California — Page 5 of 42

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2033	USD1,000	$1,070
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 2033	945	995
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2034	1,000	1,068
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 2035	1,150	1,210
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2035	1,000	1,068
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2021, 4.00% 2036	440	433
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2021, 4.00% 2041	1,000	962
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 2043	2,890	3,012
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2021, 4.00% 2046	1,280	1,181
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 2048	2,500	2,594
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2020, 4.00% 2050	1,000	906
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2021, 4.00% 2051	1,785	1,615
Elk Grove Unified School Dist., Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, Series 2012, Assured Guaranty Municipal insured, 4.00% 2033	2,535	2,547
City of Emeryville, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2023	1,500	1,554
City of Emeryville, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2026	2,000	2,115
Enterprise Dev. Auth., Charter School Rev. Bonds (Academy for Academic Excellence Project), Series 2020-A, 5.00% 2040[2]	500	507
Enterprise Dev. Auth., Charter School Rev. Bonds (Academy for Academic Excellence Project), Series 2020-A, 5.00% 2050[2]	700	704
Enterprise Dev. Auth., Charter School Rev. Bonds (Academy for Academic Excellence Project), Series 2020-A, 5.00% 2055[2]	600	601
Enterprise Dev. Auth., Charter School Rev. Ref. Bonds (Rocketship Public Schools - Obligated Group No. 2), Series 2022-A, 4.00% 2027[2]	1,125	1,127
Enterprise Dev. Auth., Charter School Rev. Ref. Bonds (Rocketship Public Schools - Obligated Group No. 2), Series 2022-A, 4.00% 2042[2]	4,665	4,232
Enterprise Dev. Auth., Student Housing Rev. Bonds (Provident Group - SDSU Properties LLC), Series 2020-A, 5.00% 2045	600	621
Enterprise Dev. Auth., Student Housing Rev. Bonds (Provident Group - SDSU Properties LLC), Series 2020-A, 5.00% 2050	625	643
Enterprise Dev. Auth., Student Housing Rev. Bonds (Provident Group - SDSU Properties LLC), Series 2020-A, 5.00% 2055	825	843
Etiwanda School Dist., G.O. Bonds, 2016 Election, Series 2020-A, 4.00% 2045	1,450	1,452
Etiwanda School Dist., G.O. Bonds, 2016 Election, Series 2017-A, 5.00% 2046	2,000	2,163
Etiwanda School Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-A, 0% 2032	1,315	893
Etiwanda School Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-A, 0% 2036	2,430	1,402
Etiwanda School Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-A, 0% 2037	1,575	871
Fairfield-Suisun Unified School Dist., G.O. Bonds, 2016 Election, Series 2018, 4.00% 2041	5,760	5,819
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 21 (White Rock Springs Ranch), Special Tax Rev. Bonds, Series 2021, 4.00% 2046	465	434
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 21 (White Rock Springs Ranch), Special Tax Rev. Bonds, Series 2021, 4.00% 2050	500	459
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 1, G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2004-B, National insured, 0% 2026	1,000	876
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 3, G.O. Bonds, 2007 Election, Series 2019-D, Assured Guaranty Municipal insured, 4.00% 2039	1,000	1,014
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 3, G.O. Bonds, 2007 Election, Series 2019-D, Assured Guaranty Municipal insured, 4.00% 2040	8,715	8,816
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 4, G.O. Bonds, Capital Appreciation Bonds, 2006 Election, Series 2006-A, National insured, 0% 2031	1,865	1,330
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 2030	2,080	2,148
City of Fontana, Community Facs. Dist. No. 31 (Citrus Heights North), Special Tax Rev. Ref. Bonds, Series 2018, 5.00% 2034	1,255	1,341
The Tax-Exempt Fund of California — Page 6 of 42

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Fontana, Community Facs. Dist. No. 86 (Etiwanda Ridge), Special Tax Bonds, Series 2020, 4.00% 2029	USD130	$132
City of Fontana, Community Facs. Dist. No. 86 (Etiwanda Ridge), Special Tax Bonds, Series 2020, 4.00% 2035	100	99
City of Fontana, Community Facs. Dist. No. 86 (Etiwanda Ridge), Special Tax Bonds, Series 2020, 4.00% 2045	700	652
City of Fontana, Community Facs. Dist. No. 87 (El Paseo), Special Tax Bonds, Series 2021, 4.00% 2041	500	474
City of Fontana, Community Facs. Dist. No. 90 (Summit at Rosena Phase 1), Special Tax Bonds, Series 2021, 4.00% 2041	1,050	1,003
City of Fontana, Community Facs. Dist. No. 90 (Summit at Rosena Phase 1), Special Tax Bonds, Series 2021, 4.00% 2046	450	419
City of Fontana, Community Facs. Dist. No. 90 (Summit at Rosena Phase 1), Special Tax Bonds, Series 2021, 4.00% 2051	525	479
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-B-2, 3.50% 2053	3,120	2,554
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-B-1, 3.95% 2053	3,500	3,208
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2015-A, Assured Guaranty Municipal insured, 0% 2035	2,000	1,221
City of Fremont, Community Facs. Dist. No. 1 (Pacific Commons), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2030	2,220	2,323
City of Fremont, Community Facs. Dist. No. 2 (Warm Springs Public Facs.), Special Tax Bonds, Series 2019, 5.00% 2044	1,000	1,059
City of Fremont, Community Facs. Dist. No. 2 (Warm Springs Public Facs.), Special Tax Bonds, Series 2019, 5.00% 2049	1,550	1,632
Fresno Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-A, 3.00% 2055	2,000	1,618
Fresno Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-A, 4.00% 2034	3,000	3,086
G.O. Bonds, Series 2013-E, (SIFMA Municipal Swap Index + 0.43%) 0.87% 2029 (put 2023)[1]	1,500	1,500
G.O. Bonds, Series 2021, 5.00% 2029	1,780	2,034
G.O. Bonds, Series 2020, 5.00% 2030	1,000	1,146
G.O. Bonds, Series 2020-B, 5.00% 2031	3,000	3,462
G.O. Bonds, Series 2021, 5.00% 2031	750	813
G.O. Bonds, Series 2021, 5.00% 2032	620	671
G.O. Bonds, Series 2015, 5.25% 2032	5,000	5,385
G.O. Bonds, Series 2021, 5.00% 2034	620	670
G.O. Bonds, Series 2020, 5.00% 2035	2,500	2,829
G.O. Bonds, Series 2020, 5.00% 2036	2,545	2,875
G.O. Bonds, Series 2020, 4.00% 2041	500	508
G.O. Bonds, Series 2021, 5.00% 2041	5,000	5,666
G.O. Bonds, Series 2022, 5.00% 2042	5,295	5,782
G.O. Bonds, Series 2021, 5.00% 2046	990	1,106
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 2028	1,000	1,129
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 2029	4,000	4,566
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 2030	5,525	6,368
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 2030	815	942
G.O. Rev. Ref. Bonds, Series 2020, 5.00% 2032	2,585	2,953
G.O. Rev. Ref. Bonds, Series 2007, Assured Guaranty Municipal insured, 5.25% 2032	5,000	5,929
G.O. Rev. Ref. Bonds, Series 2020, 5.00% 2035	3,000	3,395
G.O. Rev. Ref. Bonds, Series 2020, 4.00% 2036	1,790	1,847
G.O. Rev. Ref. Bonds, Series 2020, 4.00% 2040	2,500	2,543
City of Garden Grove, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Bonds, Series 2016, BAM insured, 5.00% 2029	1,500	1,630
Gilroy Unified School Dist., G.O. Bonds, 2016 Election, Series 2021, 4.00% 2042	400	400
City of Glendale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Central Glendale Redev. Project), Series 2016, BAM insured, 4.00% 2023	500	514
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 2032 (preref. 2025)	3,250	3,495
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 2033 (preref. 2025)	1,950	2,097
The Tax-Exempt Fund of California — Page 7 of 42

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, AMBAC insured, 0% 2027 (escrowed to maturity)	USD2,730	$2,394
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2021-B-2, 0% 2066	55,640	6,016
Golden Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 2031	150	163
Golden Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 2032	160	173
Golden Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 2044	1,125	1,200
Golden Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 2049	1,430	1,516
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 3.00% 2024	125	124
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 3.00% 2025	130	127
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 2026	135	138
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 2027	140	143
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 2028	145	148
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 2029	150	153
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 2030	155	156
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 2032	170	170
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 2046	470	436
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 2051	650	589
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 2056	1,000	901
Grossmont Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2008, 0% 2032	7,000	4,890
Hartnell Community College Dist., G.O. Bonds, 2016 Election, Series 2017-A, 4.00% 2047	4,555	4,547
Hastings Campus Housing Fin. Auth., Campus Housing Rev. Green Bonds, Series 2020-A, 5.00% 2061	1,500	1,554
Hayward Unified School Dist., G.O. Bonds, 2018 Election, Series 2020, Assured Guaranty Municipal insured, 4.00% 2050	1,000	976
Hayward Unified School Dist., G.O. Bonds, 2019 Election, Series 2019-A, BAM insured, 5.00% 2044	8,000	8,741
Hayward Unified School Dist., G.O. Bonds, 2019 Election, Series 2019-A, BAM insured, 4.00% 2048	2,000	1,959
Hayward Unified School Dist., G.O. Rev. Ref. Bonds, 2019 Election, Series 2019-A, BAM insured, 5.00% 2040	1,000	1,099
Health Facs. Fncg. Auth., Rev. Bonds (Cedars-Sinai Medical Center), Series 2016-A, 5.00% 2036	500	542
Health Facs. Fncg. Auth., Rev. Bonds (Cedars-Sinai Medical Center), Series 2021-A, 4.00% 2048	12,260	12,185
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital of Orange County), Series 2021-B, 4.00% 2035	1,500	1,532
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital of Orange County), Series 2021-A, 4.00% 2035	1,365	1,394
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital of Orange County), Series 2021-A, 4.00% 2036	1,150	1,173
Health Facs. Fncg. Auth., Rev. Bonds (CommonSpirit Health), Series 2020-A, 4.00% 2049	2,000	1,890
Health Facs. Fncg. Auth., Rev. Bonds (El Camino Hospital), Series 2017, 5.00% 2025	755	805
Health Facs. Fncg. Auth., Rev. Bonds (El Camino Hospital), Series 2017, 5.00% 2042	2,500	2,722
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2017-A-2, 4.00% 2044	12,940	12,802
Health Facs. Fncg. Auth., Rev. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2017-A, 5.00% 2042	1,475	1,632
Health Facs. Fncg. Auth., Rev. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2014-A, 5.00% 2043	1,000	1,048
Health Facs. Fncg. Auth., Rev. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2016-B, 5.00% 2055	2,000	2,162
Health Facs. Fncg. Auth., Rev. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2017-A, 5.00% 2056	2,000	2,195
Health Facs. Fncg. Auth., Rev. Bonds (Marshall Medical Center), Series 2020-A, 4.00% 2040	4,500	4,463
Health Facs. Fncg. Auth., Rev. Bonds (Marshall Medical Center), Series 2020-A, 5.00% 2050	1,000	1,107
Health Facs. Fncg. Auth., Rev. Bonds (Presbyterian Homes and Services, Inc.), Series 2015, 5.00% 2022	100	101
Health Facs. Fncg. Auth., Rev. Bonds (Presbyterian Homes and Services, Inc.), Series 2015, 5.00% 2031	400	428
Health Facs. Fncg. Auth., Rev. Bonds (Presbyterian Homes and Services, Inc.), Series 2015, 5.00% 2039	400	428
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-A, 4.00% 2034	500	507
The Tax-Exempt Fund of California — Page 8 of 42

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-B-2, 4.00% 2036 (put 2024)	USD2,000	$2,068
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-A, 4.00% 2036	650	657
Health Facs. Fncg. Auth., Rev. Bonds (St. Joseph Health System), Series 2013-A, 5.00% 2024	405	418
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2035	1,500	1,638
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2036	2,000	2,181
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2037	1,000	1,090
Health Facs. Fncg. Auth., Rev. Green Bonds (Kaiser Permanente), Series 2017-C, 5.00% 2031 (put 2022)	1,000	1,016
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2015, 5.00% 2030	500	538
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2015, 5.00% 2031	1,300	1,399
Health Facs. Fncg. Auth., Rev. Ref. Bonds (El Camino Hospital), Series 2015-A, 5.00% 2030	3,000	3,184
Health Facs. Fncg. Auth., Rev. Ref. Bonds (El Camino Hospital), Series 2015-A, 5.00% 2040	8,700	9,185
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2022-A, 4.00% 2046	3,950	3,866
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Memorial Health Services), Series 2012-A, 5.00% 2033	1,000	1,011
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-D, 1.70% 2033 (put 2022)	1,000	1,000
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2034	9,000	9,926
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 5.00% 2035	1,000	1,085
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 4.00% 2038	4,165	4,166
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 5.00% 2046	5,175	5,529
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 5.00% 2040	1,000	1,094
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 5.00% 2050	1,500	1,618
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 5.00% 2055	1,500	1,608
Hemet Unified School Dist., Community Facs. Dist. 2005-6, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 2024	195	199
Hemet Unified School Dist., Community Facs. Dist. 2005-6, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 2027	240	246
Hemet Unified School Dist., Community Facs. Dist. 2005-6, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 2029	275	282
Hemet Unified School Dist., Community Facs. Dist. 2005-6, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 2031	310	310
Hemet Unified School Dist., Community Facs. Dist. 2005-6, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 2034	375	372
Hemet Unified School Dist., Community Facs. Dist. 2005-6, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 2036	225	222
Hemet Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2024	225	236
Hemet Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2028	1,220	1,280
Hemet Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2032	540	561
Hemet Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2033	580	602
Hemet Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2034	350	363
Hemet Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2039	1,850	1,915
Housing Fin. Agcy., Municipal Certs., Series 2019-A-2, 4.00% 2033	24,913	25,606
Housing Fin. Agcy., Municipal Certs., Series 2019-1, Class X, interest only, 0.29% 2035[1,3]	13,739	259
Housing Fin. Agcy., Municipal Certs., Series 2021-1, Class X, interest only, 0.77% 2035[1,3]	9,434	560
Housing Fin. Agcy., Municipal Certs., Series 2021-1, Class X, interest only, 0.816% 2035[1,3]	18,305	1,098
Housing Fin. Agcy., Municipal Certs., Series 2021-A-1, 3.50% 2035	14,347	14,359
Housing Fin. Agcy., Municipal Certs., Series 2019-A-1, 4.25% 2035	961	1,005
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 2036	3,130	2,999
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2016-B-2, 4.00% 2032	1,830	1,900
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2017, 4.00% 2036	6,915	7,069
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2017, 4.00% 2041	7,200	7,266
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2016-B-2, 5.00% 2041	1,425	1,540
Independent Cities Fin. Auth., Mobile Home Park Rev. Ref. Bonds (San Juan Mobile Estates), Series 2015, 5.00% 2030	2,000	2,100
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, Assured Guaranty Municipal insured, 4.00% 2036[2]	360	373
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, Assured Guaranty Municipal insured, 4.00% 2041[2]	390	398
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, Assured Guaranty Municipal insured, 4.00% 2046[2]	765	771
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, Assured Guaranty Municipal insured, 4.00% 2051[2]	1,075	1,078
The Tax-Exempt Fund of California — Page 9 of 42

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Indian Wells, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Consolidated Whitewater Redev. Project Area), Series 2016-A, National insured, 4.00% 2030	USD1,250	$1,301
City of Indian Wells, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Consolidated Whitewater Redev. Project Area), Series 2016-A, National insured, 4.00% 2031	1,250	1,296
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 2039	300	324
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 2044	350	375
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2020-B, 4.00% 2045	850	834
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 2049	1,625	1,730
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2020-B, 4.00% 2050	860	831
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2020-B, 4.00% 2055	915	873
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 2030	1,080	1,175
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 2032	1,140	1,231
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 2033	1,105	1,191
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2019, 1.75% 2055 (put 2026)	4,500	4,292
Infrastructure and Econ. Dev. Bank, Rev. Bonds (WFCS Portfolio Projects), Series 2021-A-1, 5.00% 2056[2]	1,380	1,305
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Segerstrom Center for the Arts), Series 2016-B, 5.00% 2023	1,050	1,083
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Segerstrom Center for the Arts), Series 2016-B, 5.00% 2026	2,000	2,156
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 2033	1,250	1,372
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 2034	500	548
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 2035	415	455
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 2038	1,000	1,093
Inglewood Unified School Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM insured, 5.00% 2029	230	251
Inglewood Unified School Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM insured, 5.00% 2030	500	546
Inglewood Unified School Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM insured, 5.00% 2033	500	541
Inglewood Unified School Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM insured, 5.00% 2034	685	741
Inglewood Unified School Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM insured, 5.00% 2036	800	865
Inglewood Unified School Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM insured, 5.00% 2038	650	703
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 1, Special Tax Bonds, Series 2014, 5.00% 2044	2,705	2,794
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 1, Special Tax Bonds, Series 2014, 5.00% 2049	1,000	1,032
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 4, Special Tax Bonds, Series 2016, 4.00% 2031	400	408
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 4, Special Tax Bonds, Series 2016, 4.00% 2033	1,615	1,642
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 4, Special Tax Bonds, Series 2016, 4.00% 2049	1,800	1,821
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 2035	550	591
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 2037	650	697
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 2038	1,000	1,072
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 2043	2,670	2,848
The Tax-Exempt Fund of California — Page 10 of 42

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 2051	USD1,250	$1,355
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2024	2,250	2,374
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 2024	825	854
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 2025	710	735
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 2028	1,050	1,086
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2029	2,600	2,764
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2030	1,700	1,793
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2032	800	842
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2042	1,000	1,044
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2026	330	359
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2027	375	413
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2028	525	585
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2029	500	563
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2030	350	392
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2031	635	709
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2032	680	758
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2034	1,155	1,282
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 4.00% 2036	1,840	1,905
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 4.00% 2037	1,285	1,330
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2044	1,000	1,097
City of Irvine, Reassessment Dist. No. 21-1, Limited Obligation Improvement Bonds, Series 2021, BAM insured, 4.00% 2046	1,350	1,375
Irvine Unified School Dist., Community Facs. Dist. No. 01-1, Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2031	2,000	2,119
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2030	370	398
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 5.00% 2034	435	476
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 2034	250	268
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 5.00% 2035	250	273
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 2035	250	268
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 2036	350	374
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 5.00% 2036	270	294
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 4.00% 2037	570	571
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 2037	270	288
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 4.00% 2038	550	550
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 4.00% 2039	635	633
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 2039	820	873
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 2040	810	860
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-C, BAM insured, 5.00% 2042	1,000	1,061
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 2042	1,000	1,061
The Tax-Exempt Fund of California — Page 11 of 42

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 4.00% 2044	USD2,400	$2,424
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 2045	1,500	1,585
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 4.00% 2049	3,000	3,010
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2020-A, BAM insured, 4.00% 2050	11,195	11,229
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-C, BAM insured, 4.00% 2053	1,250	1,211
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 4.00% 2054	12,170	12,192
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2020-A, BAM insured, 4.00% 2054	3,000	3,006
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-D, BAM insured, 5.00% 2057	1,665	1,743
City of Jurupa, Community Facs. Dist. No. 33 (Eastvale Area), Improvement Area No. 2, Special Tax Bonds, Series 2014-A, 5.00% 2043	3,140	3,220
City of Jurupa, Community Facs. Dist. No. 52 (Eastvale Area), Special Tax Bonds, Series 2021-A, 4.00% 2050	500	453
City of Jurupa, Community Facs. Dist. No. 54 (Eastvale Area), Special Tax Bonds, Series 2021-A, 4.00% 2041	420	403
City of Jurupa, Community Facs. Dist. No. 54 (Eastvale Area), Special Tax Bonds, Series 2021-A, 4.00% 2046	450	414
City of Jurupa, Community Facs. Dist. No. 54 (Eastvale Area), Special Tax Bonds, Series 2021-A, 4.00% 2051	875	790
City of Jurupa, Community Facs. Dist. No. 55 (Eastvale Area), Special Tax Bonds, Series 2020-A, 4.00% 2045	500	466
City of Jurupa, Community Facs. Dist. No. 55 (Eastvale Area), Special Tax Bonds, Series 2020-A, 4.00% 2050	500	454
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2027	2,000	2,107
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2042	1,000	1,050
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 4.00% 2029	1,755	1,877
Jurupa Unified School Dist., Community Facs. Dist. No. 11, Special Tax Bonds, Series 2018-B, 5.00% 2043	1,165	1,230
Jurupa Unified School Dist., Community Facs. Dist. No. 11, Special Tax Bonds, Series 2018-B, 5.00% 2048	2,265	2,374
Jurupa Unified School Dist., Community Facs. Dist. No. 17, Special Tax Bonds, Series 2018-A, 5.00% 2048	1,815	1,907
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 2047	3,605	3,627
County of Kern, RNR School Fncg. Auth., Community Facs. Dist. No. 92-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2037	1,500	1,624
County of Kern, RNR School Fncg. Auth., Community Facs. Dist. No. 92-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2041	3,000	3,243
La Mesa-Spring Valley School Dist., G.O. Bonds, 2020 Election, Series 2021-A, BAM insured, 4.00% 2046	965	960
City of La Quinta, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Redev. Project Area No. 1 and No. 2), Series 2013-A, 5.00% 2028 (preref. 2023)	630	654
City of La Quinta, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Redev. Project Area No. 1 and No. 2), Series 2014-A, 5.00% 2029 (preref. 2024)	1,000	1,061
City of La Quinta, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Redev. Project Area No. 1 and No. 2), Series 2014-A, 5.00% 2032 (preref. 2024)	1,515	1,607
City of La Quinta, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Redev. Project Area No. 1 and No. 2), Series 2014-A, 5.00% 2034 (preref. 2024)	2,150	2,280
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2014, 5.00% 2036 (preref. 2022)	1,350	1,365
City of Lake Elsinore, Community Facs. Dist. No. 2006-1 (Summerly), Special Tax Bonds, Series 2021, 4.00% 2042	150	140
City of Lake Elsinore, Community Facs. Dist. No. 2006-1 (Summerly), Special Tax Bonds, Series 2021, 4.00% 2046	200	183
City of Lake Elsinore, Community Facs. Dist. No. 2006-1 (Summerly), Special Tax Bonds, Series 2021, 4.00% 2051	500	449
City of Lake Elsinore, Community Facs. Dist. No. 2019-1 (Westlake), Special Tax Bonds, Series 2021, 4.00% 2041	350	333
City of Lake Elsinore, Community Facs. Dist. No. 2019-1 (Westlake), Special Tax Bonds, Series 2021, 4.00% 2046	450	412
City of Lake Elsinore, Community Facs. Dist. No. 2019-1 (Westlake), Special Tax Bonds, Series 2021, 4.00% 2051	700	630
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2024	415	434
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2025	1,260	1,339
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2029	1,370	1,447
The Tax-Exempt Fund of California — Page 12 of 42

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Lake Elsinore, School Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, 5.00% 2030	USD500	$550
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02, Improvement Area No. B, Special Tax Bonds, Series 2019, BAM insured, 5.00% 2035	100	112
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02, Improvement Area No. B, Special Tax Bonds, Series 2019, BAM insured, 5.00% 2036	170	190
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02, Improvement Area No. B, Special Tax Bonds, Series 2019, BAM insured, 5.00% 2037	180	201
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02, Improvement Area No. B, Special Tax Bonds, Series 2019, BAM insured, 5.00% 2038	150	167
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02, Improvement Area No. B, Special Tax Bonds, Series 2019, BAM insured, 5.00% 2039	120	134
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02, Improvement Area No. B, Special Tax Bonds, Series 2019, BAM insured, 5.00% 2047	2,250	2,469
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1, Special Tax Bonds, Series 2020, 4.00% 2040	80	77
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1, Special Tax Bonds, Series 2020, 4.00% 2045	175	165
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1, Special Tax Bonds, Series 2020, 4.00% 2049	425	390
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2019-1 (Mountain House School Facs.), Special Tax Bonds, Series 2022, 4.00% 2042	1,500	1,425
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2019-1 (Mountain House School Facs.), Special Tax Bonds, Series 2022, 4.00% 2052	4,000	3,598
City of Lee Lake, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.25% 2027	2,000	2,072
City of Long Beach, Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2024	1,115	1,118
City of Long Beach, Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2025	1,000	1,003
City of Long Beach, Harbor Rev. Bonds, Series 2017-A, AMT, 5.00% 2031	1,210	1,315
City of Long Beach, Harbor Rev. Bonds, Series 2017-A, AMT, 5.00% 2032	1,750	1,901
City of Long Beach, Harbor Rev. Bonds, Series 2017-A, AMT, 5.00% 2033	1,350	1,465
City of Long Beach, Harbor Rev. Bonds, Series 2017-B, AMT, 5.00% 2043	500	538
City of Long Beach, Marina Rev. Bonds (Alamitos Bay Marina Project), Series 2015, 5.00% 2034	1,125	1,172
City of Long Beach, Marina Rev. Bonds (Alamitos Bay Marina Project), Series 2015, 5.00% 2045	1,225	1,264
Long Beach Community College Dist., G.O. Bonds, 2016 Election, Series 2019-C, 4.00% 2045	1,000	1,004
Long Beach Community College Dist., G.O. Bonds, 2016 Election, Series 2019-C, 4.00% 2049	2,000	1,984
Long Beach Unified School Dist., G.O. Bonds, 2008 Election, Series 2017-E, 5.00% 2040	3,655	3,949
Long Beach Unified School Dist., G.O. Rev. Ref. Bonds, 2016 Election, Series 2016, 4.00% 2031	3,720	3,861
City of Los Angeles, Community Facs. Dist. No. 11 (Ponte Vista), Special Tax Bonds, Series 2021, 4.00% 2038	1,000	983
City of Los Angeles, Community Facs. Dist. No. 11 (Ponte Vista), Special Tax Bonds, Series 2021, 4.00% 2046	1,650	1,509
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2026	985	1,041
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2027	1,970	2,082
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2028	1,675	1,771
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2022-C, AMT, 5.00% 2029	1,020	1,123
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2022-C, AMT, 5.00% 2033	2,500	2,796
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2015-A, AMT, 5.00% 2027	1,250	1,330
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-D, AMT, 5.00% 2029	2,550	2,808
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2015-A, AMT, 5.00% 2029	1,560	1,641
The Tax-Exempt Fund of California — Page 13 of 42

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2029	USD1,450	$1,541
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-D, AMT, 5.00% 2031	3,000	3,273
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2019-A, AMT, 5.00% 2031	2,345	2,558
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2031	2,395	2,527
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-B, AMT, 5.00% 2032	3,825	4,133
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-C, AMT, 5.00% 2032	3,450	3,702
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2032	1,000	1,067
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-D, AMT, 5.00% 2033	5,880	6,393
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 2033	1,255	1,352
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2033	1,000	1,065
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2033	500	527
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2034	1,250	1,331
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2035	1,000	1,064
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 2036	1,345	1,445
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 2037	1,450	1,553
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2037	1,260	1,338
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-D, AMT, 5.00% 2043	3,000	3,214
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2022-E, 4.00% 2037	685	707
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2021-B, 3.00% 2022	10,950	10,982
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 2042	2,150	2,429
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2020-B, 5.00% 2045	2,025	2,255
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2019-A, 5.00% 2049	5,000	5,461
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2020-B, 5.00% 2050	2,250	2,495
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 2051	4,150	4,640
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 2052	1,500	1,692
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 2052	9,500	10,701
City of Los Angeles, Harbor Dept., Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 2023	1,800	1,858
County of Los Angeles, Dev. Auth., Multi Family Housing Rev. Bonds (Sunny Garden Apartments), Series 2021-C-1, 0.20% 2024 (put 2023)	1,700	1,681
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Ref. Green Bonds, Series 2020-A, 4.00% 2035	1,385	1,439
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Ref. Green Bonds, Series 2020-A, 4.00% 2036	1,500	1,548
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Ref. Green Bonds, Series 2020-A, 4.00% 2037	1,500	1,538
County of Los Angeles, Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (Bunker Hill Project), Series 2014-C, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,063
The Tax-Exempt Fund of California — Page 14 of 42

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
County of Los Angeles, Sanitation Dist. Fncg. Auth. (Dist. No. 14), Capital Projects Rev. Bonds, Series 2015-A, 5.00% 2032	USD2,000	$2,145
Los Angeles Community College Dist., G.O. Rev. Ref. Bonds, Series 2015-A, 5.00% 2031 (preref. 2024)	4,840	5,124
Los Angeles County Facs., Inc., Lease Rev. Bonds (Vermont Corridor County Administration Building), Series 2018-A, 5.00% 2043	1,000	1,111
Los Angeles County Facs., Inc., Lease Rev. Bonds (Vermont Corridor County Administration Building), Series 2018-A, 5.00% 2051	910	1,003
Los Angeles County Facs., Inc., Lease Rev. Bonds (Vermont Corridor County Administration Building), Series 2018-A, 5.00% 2051 (preref. 2028)	590	671
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2020-RYQ, 4.00% 2044	1,000	1,005
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, 2005 Election, Series 2018-M-1, 5.25% 2042	3,115	3,438
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Rev. Ref. Bonds, Series 2017-A, 5.00% 2026	1,755	1,922
Los Rios Community College Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2012, 5.00% 2028	3,000	3,026
Lynwood Unified School Dist., G.O. Bonds, 2016 Election, Series 2020-B, BAM Insured, 4.00% 2049	3,500	3,450
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 2039	2,110	2,623
City of Menifee, Community Facs. Dist. No. 2020-1 (McCall Mesa), Special Tax Bonds, Series 2022-A, 4.00% 2029	175	176
City of Menifee, Community Facs. Dist. No. 2020-1 (McCall Mesa), Special Tax Bonds, Series 2022-A, 4.00% 2037	500	492
City of Menifee, Community Facs. Dist. No. 2020-1 (McCall Mesa), Special Tax Bonds, Series 2022-A, 4.00% 2051	1,435	1,289
Menifee Union School Dist., Community Facs. Dist. No. 2006-2, Special Tax Bonds, Series 2020, 4.00% 2024	180	184
Menifee Union School Dist., Community Facs. Dist. No. 2006-2, Special Tax Bonds, Series 2020, 4.00% 2025	190	195
Menifee Union School Dist., Community Facs. Dist. No. 2006-2, Special Tax Bonds, Series 2020, 4.00% 2026	170	175
Menifee Union School Dist., Community Facs. Dist. No. 2006-2, Special Tax Bonds, Series 2020, 4.00% 2027	205	211
Menifee Union School Dist., Community Facs. Dist. No. 2006-2, Special Tax Bonds, Series 2020, 4.00% 2039	600	585
Menifee Union School Dist., Community Facs. Dist. No. 2006-2, Special Tax Bonds, Series 2020, 4.00% 2045	1,000	937
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 3, Special Tax Bonds, Series 2018, 4.00% 2032	430	430
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 3, Special Tax Bonds, Series 2018, 4.00% 2033	470	469
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 3, Special Tax Bonds, Series 2018, 4.00% 2034	515	512
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 5, Special Tax Bonds, Series 2021, 4.00% 2036	500	493
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 5, Special Tax Bonds, Series 2021, 4.00% 2041	800	762
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 5, Special Tax Bonds, Series 2021, 4.00% 2045	875	812
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 5, Special Tax Bonds, Series 2021, 4.00% 2051	1,850	1,671
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 6, Special Tax Bonds, Series 2021, 4.00% 2036	445	434
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 6, Special Tax Bonds, Series 2021, 4.00% 2041	660	629
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 6, Special Tax Bonds, Series 2021, 4.00% 2046	875	805
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 6, Special Tax Bonds, Series 2021, 4.00% 2050	2,050	1,857
Menifee Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2021, 4.00% 2036	250	246
Menifee Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2021, 4.00% 2041	1,000	963
Menifee Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2021, 4.00% 2046	1,590	1,475
Menifee Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2021, 4.00% 2050	1,050	954
Menifee Union School Dist., Community Facs. Dist. No. 2019-2, Special Tax Bonds, Series 2021, 4.00% 2044	565	528
Menifee Union School Dist., Community Facs. Dist. No. 2019-2, Special Tax Bonds, Series 2021, 4.00% 2051	675	610
The Tax-Exempt Fund of California — Page 15 of 42

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 2034	USD1,000	$1,068
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 2038	1,100	1,169
City of Merced, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2030	2,065	2,222
City of Merced, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2031	560	602
Montebello Unified School Dist., G.O. Rev. Bonds, Series 2016-A, 5.00% 2034	1,095	1,184
Montebello Unified School Dist., G.O. Rev. Bonds, Series 2016-A, 5.00% 2035	1,465	1,584
Montebello Unified School Dist., G.O. Rev. Bonds, Series 2016-A, 5.00% 2036	1,290	1,393
Montebello Unified School Dist., G.O. Rev. Ref. Bonds, Series 2015, 5.00% 2033	2,505	2,642
Monterey Peninsula Community College Dist., G.O. Rev. Ref. Bonds, Series 2016, 4.00% 2033	3,165	3,259
Monterey Peninsula Community College Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2016, 0% 2028	1,500	1,239
Moorpark Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2011-B, Assured Guaranty Municipal insured, 0% 2036	2,000	1,108
Moreno Valley Unified School Dist., Community Facs. Dist. No. 2016-1, Special Tax Bonds, Series 2020, 4.00% 2045	1,355	1,280
Moreno Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Special Tax Bonds, Series 2019, 5.00% 2044	820	871
Moreno Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Special Tax Bonds, Series 2019, 5.00% 2050	1,500	1,581
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2018-A, 5.00% 2028	1,090	1,181
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2018-A, 5.00% 2032	1,480	1,585
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2018-A, 5.00% 2034	1,720	1,839
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2018-A, 5.00% 2035	925	988
City of Moreno Valley, Community Facs. Dist. No. 5, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 2026	215	218
City of Moreno Valley, Community Facs. Dist. No. 5, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 2037	750	736
City of Morgan Hill, Successor Agcy. to the Redev. Agcy., Rev. Ref. Bonds, Series 2013-A, 5.00% 2031	3,000	3,112
Mt. Diablo Unified School Dist., G.O. Rev. Ref. Bonds, Series 2022-B, 4.00% 2034	740	780
Mt. Diablo Unified School Dist., G.O. Rev. Ref. Bonds, Series 2022-B, 4.00% 2035	2,310	2,413
Mt. Diablo Unified School Dist., G.O. Rev. Ref. Bonds, Series 2022-B, 4.00% 2036	2,880	2,982
Mt. Diablo Unified School Dist., G.O. Rev. Ref. Bonds, Series 2022-B, 4.00% 2037	1,310	1,348
Mt. San Jacinto Community College, G.O. Bonds, 2014 Election, Series 2021-C, 3.00% 2034	865	861
Mountain View School Dist., G.O. Bonds, 2016 Election, Series 2020-C, Assured Guaranty Municipal insured, 4.00% 2049	2,800	2,764
Mountain View Shoreline Regional Park Community, Rev. Bonds, Series 2011-A, 5.625% 2035	1,300	1,303
Municipal Fin. Auth., Certs. of Part. (Palomar Health), Series 2021, 5.00% 2027[2]	5,305	5,721
Municipal Fin. Auth., Charter School Lease Rev. and Rev. Ref. Bonds (Santa Rosa Academy Project), Series 2022, 5.00% 2052	2,050	2,068
Municipal Fin. Auth., Charter School Lease Rev. and Rev. Ref. Bonds (Santa Rosa Academy Project), Series 2022, 5.00% 2062	5,000	4,923
Municipal Fin. Auth., Community Facs. Dist. No. 2020-6 (PV 400), Special Tax Bonds, Series 2021, 4.00% 2040	1,045	1,001
Municipal Fin. Auth., Community Facs. Dist. No. 2020-6 (PV 400), Special Tax Bonds, Series 2021, 4.00% 2046	1,305	1,209
Municipal Fin. Auth., Community Facs. Dist. No. 2020-6 (PV 400), Special Tax Bonds, Series 2021, 4.00% 2051	1,535	1,396
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 2036	500	517
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 2046	2,745	2,808
Municipal Fin. Auth., Rev. Bonds (Biola University), Series 2013, 5.00% 2042	1,000	1,022
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 2036[2]	3,500	3,732
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.375% 2040[2]	2,335	2,480
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.50% 2045[2]	2,800	2,968
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 2046[2]	750	789
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2027	300	327
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2028	150	165
The Tax-Exempt Fund of California — Page 16 of 42

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2029	USD225	$247
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2030	225	245
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2031	425	462
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2032	225	244
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2033	450	488
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2034	150	162
Municipal Fin. Auth., Rev. Bonds (Caritas Mobile Home Park), Series 2014-A, 5.25% 2049	1,750	1,797
Municipal Fin. Auth., Rev. Bonds (Caritas Mobile Home Park), Series 2014-B, 5.875% 2049	490	498
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 2023	1,195	1,213
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 2025	1,295	1,337
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 2033	1,170	1,179
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 2035	500	499
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 2040	2,750	2,704
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 2050	8,465	8,140
Municipal Fin. Auth., Rev. Bonds (Community Health Centers of the Central Coast, Inc.), Series 2021-A, 5.00% 2046[2]	170	177
Municipal Fin. Auth., Rev. Bonds (Community Health Centers of the Central Coast, Inc.), Series 2021-A, 5.00% 2054[2]	170	176
Municipal Fin. Auth., Rev. Bonds (Community Health System), Series 2021-A, Assured Guaranty Municipal insured, 4.00% 2051	5,615	5,371
Municipal Fin. Auth., Rev. Bonds (Community Medical Centers), Series 2017-A, 5.00% 2027	715	791
Municipal Fin. Auth., Rev. Bonds (Inland Christian Home), Series 2020, 4.00% 2030	1,120	1,201
Municipal Fin. Auth., Rev. Bonds (Inland Christian Home), Series 2020, 4.00% 2039	1,225	1,254
Municipal Fin. Auth., Rev. Bonds (Inland Christian Home), Series 2020, 4.00% 2049	2,665	2,644
Municipal Fin. Auth., Rev. Bonds (John Adams Academies, Inc.), Series 2019-A, 5.00% 2039[2]	915	916
Municipal Fin. Auth., Rev. Bonds (John Adams Academies, Inc.), Series 2019-A, 5.00% 2057[2]	1,890	1,791
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 2025	1,585	1,670
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 2031	2,695	2,864
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 2034	1,320	1,394
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 2035	2,000	2,110
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 2043	3,340	3,494
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 4.00% 2047	3,900	3,650
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 2047	9,115	9,476
Municipal Fin. Auth., Rev. Bonds (Pomona College), Series 2017, 4.00% 2048	1,550	1,671
Municipal Fin. Auth., Rev. Bonds (Retirement Housing Foundation Obligated Group), Series 2017-A, 5.00% 2029	390	421
Municipal Fin. Auth., Rev. Bonds (Retirement Housing Foundation Obligated Group), Series 2017-A, 5.00% 2030	250	271
Municipal Fin. Auth., Rev. Bonds (Retirement Housing Foundation Obligated Group), Series 2017-A, 5.00% 2031	1,250	1,348
Municipal Fin. Auth., Rev. Bonds (Retirement Housing Foundation Obligated Group), Series 2017-A, 5.00% 2032	1,175	1,269
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2029	1,000	1,097
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2030	1,500	1,642
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2031	650	710
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2032	1,000	1,091
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2033	1,000	1,084
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2035	1,000	1,082
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2036	1,150	1,244
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2043	4,380	4,701
Municipal Fin. Auth., Rev. Bonds (University of San Diego), Series 2019-A, 5.00% 2049	1,600	1,723
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 2023	600	616
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 2024	600	630
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 2041	2,500	2,593
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 2030	750	808
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 2033	500	537
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 2034	440	471
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 2039	615	655
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 2033	1,450	1,563
The Tax-Exempt Fund of California — Page 17 of 42

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 2033	USD650	$701
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 2034	2,675	2,879
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 2034	600	646
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 2035	2,000	2,148
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 2035	625	671
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 2036	1,000	1,072
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 2036	600	643
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 2037	1,250	1,338
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 2037	600	642
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 2042	1,250	1,329
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 2042	1,000	1,063
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 2047	4,010	4,227
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 2047	1,000	1,054
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 2032	1,500	1,604
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 2039	1,000	1,065
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2033	1,250	1,292
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2034	775	799
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2035	1,185	1,217
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2036	2,120	2,174
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2037	2,850	2,913
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2039	2,750	2,793
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2044	300	303
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 5.00% 2044	6,500	6,933
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), Series 2015, 5.00% 2032	3,000	3,189
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), Series 2015, 5.00% 2037	4,000	4,238
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), Series 2015, 5.00% 2045	4,000	4,213
Municipal Fin. Auth., Rev. Ref. Bonds (Jurupa Unified School Dist. Wineville School Project), Series 2015-A, BAM insured, 5.00% 2042	4,500	4,749
Municipal Fin. Auth., Rev. Ref. Bonds (University of San Diego), Series 2012-A, 5.00% 2031	1,475	1,496
Municipal Fin. Auth., Rev. Ref. Bonds (University of San Diego), Series 2012-A, 5.00% 2032	1,025	1,040
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-B-2, 2.125% 2026	450	422
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2019, 5.00% 2039	425	446
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-A, 4.00% 2052	1,625	1,459
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-A, 4.00% 2056	790	692
Municipal Fin. Auth., Social Rev. Bonds (HealthRIGHT 360), Series 2019-A, 5.00% 2039[2]	1,250	1,273
Municipal Fin. Auth., Social Rev. Bonds (HealthRIGHT 360), Series 2019-A, 5.00% 2049[2]	575	580
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2009-A, 1.30% 2039 (put 2025)[2]	1,450	1,377
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2017-A, AMT, 0.70% 2044 (put 2023)	3,025	2,927
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2019-A, AMT, 2.40% 2044 (put 2029)	6,195	5,673
Municipal Fin. Auth., Special Fin. Agcy. XII, Essential Housing Rev. Bonds (Allure Apartments), Series 2022-A-1, 3.25% 2057[2]	2,255	1,711
Municipal Fin. Auth., Special Fin. Agcy., Essential Housing Rev. Bonds (Latitude 33), Series 2021-A-1, 3.00% 2056[2]	300	206
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 3.00% 2022	40	40
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 3.00% 2023	110	109
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 2024	120	121
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 2025	145	146
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 2026	165	166
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 2027	190	191
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 2028	210	209
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 2029	240	239
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 2030	265	263
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 2036	1,920	1,871
The Tax-Exempt Fund of California — Page 18 of 42

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-A, 4.00% 2036	USD535	$528
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 2041	2,875	2,718
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-A, 4.00% 2041	655	626
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 2046	1,475	1,352
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-A, 4.00% 2046	1,095	1,005
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 2051	1,995	1,802
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-A, 4.00% 2051	1,505	1,365
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis I, LLC - West Village Student Housing Project), Series 2018, 5.00% 2030	600	648
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis I, LLC - West Village Student Housing Project), Series 2018, 5.00% 2038	1,000	1,062
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis I, LLC - West Village Student Housing Project), Series 2018, 5.00% 2040	4,610	4,878
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis I, LLC - West Village Student Housing Project), Series 2018, 5.00% 2043	5,525	5,817
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 4.00% 2041	280	281
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 4.00% 2046	1,095	1,076
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 3.00% 2051	2,565	1,961
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 3.00% 2054	2,570	1,919
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside I, LLC - UCR Student Housing Project), Series 2018, 5.00% 2043	2,000	2,107
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside I, LLC - UCR Student Housing Project), Series 2018, 5.00% 2052	7,500	7,835
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside II, LLC - UCR Student Housing Project), Series 2019, 5.00% 2049	2,510	2,634
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside II, LLC - UCR Student Housing Project), Series 2019, 5.00% 2052	3,500	3,668
Municipal Fin. Auth., Student Housing Rev. Bonds (UCR Dundee-Glasgow Student Housing Project), Series 2018, BAM insured, 5.00% 2052	1,500	1,593
City of Murrieta, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2022	1,000	1,010
City of Murrieta, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2024	1,000	1,008
City of Murrieta, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2031	3,000	3,026
Murrieta Valley Unified School Dist., Community Facs. Dist. No. 2014-4, Special Tax Bonds, Series 2020, BAM insured, 4.00% 2040	325	332
Murrieta Valley Unified School Dist., Community Facs. Dist. No. 2014-4, Special Tax Bonds, Series 2020, BAM insured, 4.00% 2045	1,175	1,177
Murrieta Valley Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, BAM insured, 5.00% 2030	1,250	1,363
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2026	400	431
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2027	300	323
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2029	1,420	1,520
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2030	1,750	1,854
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2033	2,790	3,021
Natomas Unified School Dist., G.O. Bonds, Series 2017, BAM insured, 5.00% 2032	1,000	1,083
New Haven Unified School Dist., G.O. Bonds, 2014 Election, Series 2020-C, 4.00% 2044	1,250	1,257
New Haven Unified School Dist., G.O. Bonds, 2014 Election, Series 2017-B, 4.00% 2047	4,000	3,993
North Orange County Community College Dist., G.O. Bonds, 2014 Election, Series 2019-B, 4.00% 2044	5,000	4,968
Northern California Energy Auth., Commodity Supply Rev. Bonds, Series 2018, 4.00% 2049 (put 2024)	2,900	2,951
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, (3-month USD-LIBOR + 0.67%) 1.367% 2027[1]	4,690	4,629
Northern California Power Agcy., Hydroelectric Project No. 1, Rev. Ref. Bonds, Series 2012-A, 5.00% 2029	1,570	1,579
The Tax-Exempt Fund of California — Page 19 of 42

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Northern California Power Agcy., Hydroelectric Project No. 1, Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	USD1,000	$1,006
Oak Park Unified School Dist., G.O. Bonds, 2016 Election, Series 2018-B, 5.00% 2047	1,095	1,204
Oakland Unified School Dist., G.O. Bonds, 2006 Election, Series 2016-A, 5.00% 2026	3,125	3,422
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2027	1,340	1,482
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2015-A, 5.00% 2030	1,300	1,388
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2015-A, 5.00% 2031 (preref. 2025)	1,500	1,622
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-A, Assured Guaranty Municipal insured, 4.00% 2033	4,365	4,534
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-A, Assured Guaranty Municipal insured, 3.00% 2040	3,000	2,607
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2015-A, 5.00% 2040 (preref. 2025)	1,650	1,785
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2027	2,000	2,185
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2028	1,200	1,311
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2031	2,145	2,328
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 4.00% 2035	1,000	1,027
Oakland Unified School Dist., G.O. Rev. Ref. Bonds (Measure J), Series 2017-C, 5.00% 2031	2,015	2,224
Oakland Unified School Dist., G.O. Rev. Ref. Bonds (Measure J), Series 2017-C, 5.00% 2035	3,245	3,557
Oakland Unified School Dist., G.O. Rev. Ref. Bonds (Measure J), Series 2017-C, 5.00% 2036	2,000	2,192
Port of Oakland, Rev. Ref. Bonds, Series 2017, AMT, 5.00% 2023	3,805	3,946
Port of Oakland, Rev. Ref. Bonds, Series 2017, AMT, 5.00% 2023 (escrowed to maturity)	425	442
Port of Oakland, Rev. Ref. Bonds, Series 2017-D, AMT, 5.00% 2024	2,570	2,708
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2026 (preref. 2022)	2,100	2,100
Port of Oakland, Rev. Ref. Bonds, Series 2021-H, AMT, 5.00% 2028	2,770	3,023
Port of Oakland, Rev. Ref. Bonds, Series 2017-D, AMT, 5.00% 2028	500	545
Port of Oakland, Rev. Ref. Bonds, Series 2021-H, AMT, 5.00% 2029	3,050	3,373
Port of Oakland, Rev. Ref. Bonds, Series 2017-D, AMT, 5.00% 2029	250	272
Ohlone Community College Dist., G.O. Bonds, 2010 Election, Series 2016-C, 4.00% 2033	1,000	1,033
Ohlone Community College Dist., G.O. Bonds, 2010 Election, Series 2016-C, 4.00% 2034	1,000	1,029
Ohlone Community College Dist., G.O. Bonds, 2010 Election, Series 2016-C, 4.00% 2035	1,000	1,023
City of Ontario, Community Facs. Dist. No. 38 (Park and Turner NE Facs.), Special Tax Rev. Ref. Bonds, Series 2019, 5.00% 2044	1,000	1,059
City of Ontario, Community Facs. Dist. No. 38 (Park and Turner NE Facs.), Special Tax Rev. Ref. Bonds, Series 2019, 5.00% 2049	2,000	2,105
City of Ontario, Community Facs. Dist. No. 40 (Emerald Park Facs.), Special Tax Bonds, Series 2020, 4.00% 2039	275	269
City of Ontario, Community Facs. Dist. No. 40 (Emerald Park Facs.), Special Tax Bonds, Series 2020, 4.00% 2050	785	720
City of Ontario, Community Facs. Dist. No. 41 (Canvas Park Facs.), Special Tax Bonds, Series 2022, 4.00% 2029	310	313
City of Ontario, Community Facs. Dist. No. 41 (Canvas Park Facs.), Special Tax Bonds, Series 2022, 4.00% 2031	335	334
City of Ontario, Community Facs. Dist. No. 41 (Canvas Park Facs.), Special Tax Bonds, Series 2022, 4.00% 2037	1,650	1,618
City of Ontario, Community Facs. Dist. No. 41 (Canvas Park Facs.), Special Tax Bonds, Series 2022, 4.00% 2047	2,795	2,573
City of Ontario, Community Facs. Dist. No. 43 (Park Place Facs. Phase IV), Special Tax Bonds, Series 2020, 4.00% 2050	3,250	2,912
City of Ontario, Community Facs. Dist. No. 46 (Avenue 176 Facs.), Special Tax Bonds, Series 2021, 4.00% 2045	300	279
City of Ontario, Community Facs. Dist. No. 46 (Avenue 176 Facs.), Special Tax Bonds, Series 2021, 4.00% 2051	500	454
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 2023	100	101
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 2025	225	229
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 2027	250	254
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 2028	250	254
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 2036	500	484
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 2042	650	612
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 2051	4,025	3,636
City of Ontario, Community Facs. Dist. No. 54 (Esperanza Facs.), Special Tax Bonds, Series 2022, 4.375% 2043	900	885
City of Ontario, Community Facs. Dist. No. 54 (Esperanza Facs.), Special Tax Bonds, Series 2022, 4.50% 2052	825	816
The Tax-Exempt Fund of California — Page 20 of 42

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Orange, Community Facs. Dist. No. 91-2 (Serrano Heights Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2024 (preref. 2022)	USD1,085	$1,101
County of Orange, Community Facs. Dist. No. 2004-1 (Ladera Ranch), Special Tax Rev. Ref. Bonds, Series 2014-A, 5.00% 2034	2,100	2,145
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2029	980	1,036
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2033	1,365	1,430
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.25% 2045	660	690
County of Orange, Community Facs. Dist. No. 2016-1 (Esencia Village), Special Tax Bonds, Series 2016-A, 5.00% 2036	2,000	2,106
County of Orange, Community Facs. Dist. No. 2017-1 (Esencia Village), Improvement Area No. 1, Special Tax Bonds, Series 2018-A, 5.00% 2042	5,000	5,329
County of Orange, Community Facs. Dist. No. 2017-1 (Esencia Village), Improvement Area No. 2, Special Tax Bonds, Series 2020-A, 4.00% 2045	2,200	2,049
County of Orange, Community Facs. Dist. No. 2017-1 (Esencia Village), Improvement Area No. 2, Special Tax Bonds, Series 2020-A, 4.00% 2050	1,000	911
Orinda Union School Dist., G.O. Bonds, 2018 Election, Measure E, Series 2022-B, 4.00% 2051	3,000	2,968
Oxnard Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, BAM insured, 5.00% 2036	2,000	2,188
Oxnard Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, BAM insured, 5.00% 2045	5,160	5,575
City of Palm Desert, Community Facs. Dist. No. 2005-1 (University Park), Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 2030	195	196
City of Palm Desert, Community Facs. Dist. No. 2005-1 (University Park), Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 2033	220	219
City of Palm Desert, Community Facs. Dist. No. 2005-1 (University Park), Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 2036	235	232
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2021, 3.00% 2031	420	378
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2021, 4.00% 2041	230	217
City of Palm Desert, Section 29 Assessment Dist. No. 2004-02, Limited Obligation Rev. Ref. Improvement Bonds, Series 2021, 4.00% 2026	670	683
City of Palm Desert, Section 29 Assessment Dist. No. 2004-02, Limited Obligation Rev. Ref. Improvement Bonds, Series 2021, 4.00% 2031	800	800
City of Palm Desert, Section 29 Assessment Dist. No. 2004-02, Limited Obligation Rev. Ref. Improvement Bonds, Series 2021, 4.00% 2037	1,200	1,182
City of Palmdale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016-B, National insured, 5.00% 2031	1,000	1,092
City of Palmdale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016-B, National insured, 5.00% 2032	1,000	1,091
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2041	2,975	3,246
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Capital Appreciation Bonds, Series 2012-A, Assured Guaranty Municipal insured, 0% 2032	255	173
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Capital Appreciation Bonds, Series 2012-A, Assured Guaranty Municipal insured, 0% 2037	1,600	873
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Capital Appreciation Bonds, Series 2012-A, Assured Guaranty Municipal insured, 0% 2038	1,505	784
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Capital Appreciation Bonds, Series 1999, Assured Guaranty Municipal insured, 0% 2038	1,190	620
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Capital Appreciation Bonds, Series 2012-A, Assured Guaranty Municipal insured, 0% 2039	840	417
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Capital Appreciation Bonds, Series 1999, Assured Guaranty Municipal insured, 0% 2039	240	119
The Tax-Exempt Fund of California — Page 21 of 42

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Palo Alto Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2008-2, 0% 2031	USD3,425	$2,525
Palomar Community College Dist., Rev. Ref. Bonds, Series 2015, 5.00% 2032	3,000	3,223
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2024	2,275	2,377
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-B, 4.00% 2030	1,000	1,037
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-B, 4.00% 2031	1,000	1,036
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2034	970	1,045
Palomar Health, Rev. Ref. Bonds, Series 2016, 5.00% 2025	1,000	1,066
Palomar Health, Rev. Ref. Bonds, Series 2016, 5.00% 2039	1,320	1,412
Palomar Health, Rev. Ref. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2047	2,000	2,212
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 2028	3,000	2,396
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 2029	6,550	5,017
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 2031	3,000	2,101
Pasadena Unified School Dist., G.O. Bonds, 2008 Election, Series 2016, 4.00% 2036	2,250	2,296
Paso Robles Joint Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, BAM insured, 4.00% 2028	915	957
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2005-1 (West Patterson Business Park), Special Tax Bonds, Series 2021, 4.00% 2043	600	558
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2005-1 (West Patterson Business Park), Special Tax Bonds, Series 2021, 4.00% 2046	745	680
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2005-1 (West Patterson Business Park), Special Tax Bonds, Series 2021, 4.00% 2049	1,780	1,608
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2018-1 (Villages of Patterson), Special Tax Bonds, Series 2021, 4.00% 2036	250	247
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2018-1 (Villages of Patterson), Special Tax Bonds, Series 2021, 4.00% 2041	375	360
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2018-1 (Villages of Patterson), Special Tax Bonds, Series 2021, 4.00% 2046	555	512
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2018-1 (Villages of Patterson), Special Tax Bonds, Series 2021, 4.00% 2051	765	692
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 2049	9,035	9,628
City of Perris, Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA No. 4 and No. 5; CFD No. 2005-1 IA No. 4), Series 2017-B, 5.00% 2035	1,000	1,065
City of Perris, Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA No. 4 and No. 5; CFD No. 2005-1 IA No. 4), Series 2017-B, 5.00% 2037	1,325	1,410
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2031	1,325	1,377
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2032	2,675	2,778
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2033	2,885	2,994
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2034	1,490	1,545
Pollution Control Fncg. Auth., Rev. Bonds (San Jose Water Co. Project), Series 2016, AMT, 4.75% 2046	11,475	11,801
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2015-B-2, AMT, 3.125% 2040 (put 2025)	2,000	1,994
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds (San Diego County Water Auth. Desalination Project Pipeline), Series 2019, 5.00% 2023[2]	1,085	1,118
City of Poway, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Paguay Redev. Project), Series 2015-A, 5.00% 2030	1,590	1,841
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013, 5.00% 2030 (preref. 2023)	975	1,012
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2016-A, 5.00% 2030	1,825	1,996
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2030	1,345	1,409
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-B, BAM insured, 5.00% 2030	985	1,058
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2032	1,600	1,673
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-B, BAM insured, 5.00% 2033	1,210	1,295
The Tax-Exempt Fund of California — Page 22 of 42

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2034	USD995	$1,039
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2035	995	1,039
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2036	1,490	1,554
Poway Unified School Dist., School Facs. Improvement Dist. No. 2007-1, G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2011-B, 0% 2035	3,500	2,154
Public Fin. Auth., Charter School Rev. Bonds (LaVerne Elementary Preparatory Academy Project), Series 2019-A, 5.00% 2039[2]	1,370	1,375
Public Fin. Auth., Charter School Rev. Bonds (LaVerne Elementary Preparatory Academy Project), Series 2019-A, 5.00% 2049[2]	1,900	1,902
Public Fin. Auth., Reassessment Rev. Ref. Bonds, Series 2019, 5.00% 2023	1,080	1,113
Public Fin. Auth., Reassessment Rev. Ref. Bonds, Series 2019, 5.00% 2027	1,375	1,493
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, 5.00% 2023	200	207
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, 5.00% 2037	2,000	2,164
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, 5.00% 2047	4,025	4,301
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-B, 4.00% 2051 (put 2031)	690	730
Public Fin. Auth., Rev. Bonds (Hoag Memorial Hospital Presbyterian), Series 2022-A, 5.00% 2046	3,000	3,374
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 2025	440	450
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 2030	490	514
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 2043	10,155	10,295
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-B-3, 2.125% 2027[2]	810	769
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-B-2, 2.375% 2028[2]	750	706
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-A, 5.00% 2036[2]	375	384
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-A, 5.00% 2046[2]	395	396
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-A, 5.00% 2051[2]	90	89
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-A, 5.00% 2056[2]	355	350
Public Works Board, Lease Rev. Bonds, Series 2021-C, 4.00% 2046	3,870	3,869
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, Various State Prisons), Series 2019-D, 5.00% 2028	1,630	1,837
Public Works Board, Lease Rev. Green Bonds (Dept. of General Services, Sacramento Region New Natural Resources Headquarters), Series 2021-C, 4.00% 2037	1,750	1,793
Public Works Board, Lease Rev. Green Bonds (Dept. of General Services, Sacramento Region New Natural Resources Headquarters), Series 2021-C, 4.00% 2038	1,500	1,534
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-A, 5.00% 2029	3,000	3,412
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2021-A, 5.00% 2030	1,000	1,143
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2021-A, 5.00% 2032	3,500	4,063
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-A, 5.00% 2032	700	807
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-A, 5.00% 2034	1,750	2,001
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-A, 5.00% 2035	665	760
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 2037	500	494
City of Rancho Cordova, Community Facs. Dist. No. 2018-1 (Grantline), Special Tax Bonds, Series 2021-B, 4.00% 2036	440	436
City of Rancho Cordova, Community Facs. Dist. No. 2018-1 (Grantline), Special Tax Bonds, Series 2021-B, 4.00% 2046	1,150	1,061
City of Rancho Cordova, Community Facs. Dist. No. 2018-1 (Grantline), Special Tax Bonds, Series 2021-B, 4.00% 2051	1,220	1,092
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Rancho Redev. Project Area), Series 2014, Assured Guaranty Municipal insured, 5.00% 2025	1,500	1,585
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Rancho Redev. Project Area), Series 2014, Assured Guaranty Municipal insured, 5.00% 2026	1,000	1,057
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Rancho Redev. Project Area), Series 2014, Assured Guaranty Municipal insured, 5.00% 2029	4,065	4,290
City of Rancho Mirage, Community Facs. Dist. No. 4B (Del Webb Project), Special Tax Bonds, Series 2021, 4.00% 2051	550	499
The Tax-Exempt Fund of California — Page 23 of 42

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Redding, Electric System Rev. Ref. Bonds, Series 2017, 5.00% 2027	USD1,250	$1,392
City of Redding, Electric System Rev. Ref. Bonds, Series 2017, 5.00% 2029	1,250	1,382
City of Redding, Redev. Agcy., Tax Allocation Bonds (SHASTEC Redev. Project), Series 2006, 5.00% 2029	655	656
City of Redding, Redev. Agcy., Tax Allocation Bonds (SHASTEC Redev. Project), Series 2006, 5.00% 2036	1,585	1,637
City of Redding, Wastewater System Rev. Ref. Bonds, Series 2020, 5.00% 2032	620	713
City of Redding, Wastewater System Rev. Ref. Bonds, Series 2020, 5.00% 2033	465	533
City of Rialto, Community Facs. Dist. No. 2019-2 (Foothill/Spruce), Special Tax Bonds, Series 2022, 4.25% 2042	770	749
City of Rialto, Community Facs. Dist. No. 2019-2 (Foothill/Spruce), Special Tax Bonds, Series 2022, 4.375% 2051	2,775	2,674
City of Richmond, Wastewater Rev. Ref. Bonds, Series 2019-B, 5.00% 2032	1,360	1,549
City of Richmond, Wastewater Rev. Ref. Bonds, Series 2019-B, 5.00% 2034	1,505	1,704
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2013, 5.50% 2039 (preref. 2023)	725	756
Rio Hondo Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2010-C, 0% 2028	1,000	827
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2019-A, 5.00% 2043	3,035	3,215
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2019-A, 5.00% 2048	6,000	6,308
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2019-1 (Public Improvements), Special Tax Bonds, Series 2019, 5.00% 2040	4,685	4,979
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 2026	380	387
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 2027	430	436
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 2029	250	253
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 2033	590	588
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 2041	750	716
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 2046	460	425
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 2051	1,405	1,278
City of Riverside, Sewer Rev. Bonds, Series 2015-A, 5.00% 2031	2,500	2,665
City of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, 5.00% 2022	1,605	1,623
County of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Jurupa Valley Redev. Project Area), Series 2015-B, Assured Guaranty Municipal insured, 5.00% 2028	2,000	2,152
County of Riverside, Transportation Commission, Toll Rev. Ref. Bonds, Series 2021-B-2, 3.00% 2044	1,894	1,496
County of Riverside, Transportation Commission, Toll Rev. Ref. Bonds, Series 2021-B-2, 3.00% 2048	2,288	1,713
County of Riverside, Transportation Commission, Toll Rev. Ref. Bonds (RCTC 91 Express Lanes), Series 2021-B-1, 4.00% 2046	1,520	1,452
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2032	1,100	1,167
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2033	2,315	2,454
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2034	1,500	1,588
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2035	890	942
Riverside Unified School Dist., Special Tax Bonds, Series 2021, 4.00% 2045	375	346
Riverside Unified School Dist., Special Tax Bonds, Series 2021, 4.00% 2050	600	543
Robla School Dist., G.O. Bonds, 2018 Election, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2044	1,720	1,879
Romoland School Dist., Community Facs. Dist. No. 2004-1 (Heritage Lake), Improvement Area No. 4, Special Tax Bonds, Series 2020-A, 4.00% 2038	550	535
Romoland School Dist., Community Facs. Dist. No. 2004-1 (Heritage Lake), Improvement Area No. 4, Special Tax Bonds, Series 2020-A, 4.00% 2045	750	687
Romoland School Dist., Community Facs. Dist. No. 2004-1 (Heritage Lake), Improvement Area No. 4, Special Tax Bonds, Series 2020-A, 4.00% 2050	4,725	4,234
The Tax-Exempt Fund of California — Page 24 of 42

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Romoland School Dist., Community Facs. Dist. No. 2006-1 (Brendle Mills), Special Tax Bonds, Series 2017, 5.00% 2039	USD990	$1,051
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 2027	250	272
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 2028	360	390
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 2031	830	888
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 2034	855	912
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 2035	1,140	1,215
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 2037	1,000	1,064
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 2041	1,255	1,325
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 3.00% 2023	85	85
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 3.00% 2024	95	93
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 3.00% 2025	110	107
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 2026	125	127
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 2027	145	147
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 2028	165	166
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 2029	185	186
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 2030	205	205
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 2041	1,215	1,140
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 2046	1,145	1,039
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 2051	2,815	2,516
City of Roseville, Community Facs. Dist. No. 1 (The Fountains), Special Tax Rev. Ref. Bonds, Series 2016, 5.00% 2038	1,650	1,729
City of Roseville, Community Facs. Dist. No. 1 (Villages at Sierra Vista), Special Tax Bonds, Series 2021, 4.00% 2037	220	215
City of Roseville, Community Facs. Dist. No. 1 (Villages at Sierra Vista), Special Tax Bonds, Series 2021, 4.00% 2041	305	291
City of Roseville, Community Facs. Dist. No. 1 (Villages at Sierra Vista), Special Tax Bonds, Series 2021, 4.00% 2046	1,040	953
City of Roseville, Community Facs. Dist. No. 1 (Villages at Sierra Vista), Special Tax Bonds, Series 2021, 4.00% 2051	710	638
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2023	1,000	1,030
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2024	1,005	1,051
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2026	500	530
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2027	230	243
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2028	1,000	1,055
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2030	500	523
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2032	2,000	2,089
City of Roseville, Community Facs. Dist. No. 5 (Fiddyment Ranch), Special Tax Bonds, Series 2021, 4.00% 2041	750	701
City of Roseville, Community Facs. Dist. No. 5 (Fiddyment Ranch), Special Tax Bonds, Series 2021, 4.00% 2050	4,000	3,572
City of Roseville, Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2024	3,300	3,420
City of Sacramento, Community Facs. Dist. No. 2006-02 (Natomas Central), Special Tax Bonds, Series 2016, 5.00% 2041	235	246
City of Sacramento, Community Facs. Dist. No. 2006-02 (Natomas Central), Special Tax Bonds, Series 2016, 5.00% 2046	1,750	1,822
City of Sacramento, Community Facs. Dist. No. 2015-04 (McKinley Village Improvements), Special Tax Bonds, Series 2020, BAM insured, 4.00% 2040	1,100	1,117
City of Sacramento, Community Facs. Dist. No. 2015-04 (McKinley Village Improvements), Special Tax Bonds, Series 2020, BAM insured, 4.00% 2046	2,850	2,860
City of Sacramento, Community Facs. Dist. No. 4 (North Natomas), Special Tax Rev. Ref. Bonds, Series 2013-E, 5.25% 2025	2,565	2,657
City of Sacramento, Community Facs. Dist. No. 4 (North Natomas), Special Tax Rev. Ref. Bonds, Series 2013-E, 5.00% 2030	1,250	1,287
City of Sacramento, Municipal Utility Dist., Electric Rev. Bonds, Series 2013-A, 5.00% 2041	4,500	4,640
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 2028	1,455	1,585
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 2033	3,000	3,220
The Tax-Exempt Fund of California — Page 25 of 42

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 2034	USD3,000	$3,216
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 2035	4,000	4,284
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2016-B, 5.00% 2036	1,000	1,070
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2020, 4.00% 2037	2,400	2,465
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2016-B, 5.00% 2041	400	426
County of Sacramento, Community Facs. Dist. No. 2004-1 (McClellan Park), Special Tax Bonds, Series 2017, 5.00% 2040	1,960	2,073
County of Sacramento, Community Facs. Dist. No. 2005-2 (North Vineyard Station No. 1), Special Tax Bonds, Series 2016, 5.00% 2040	1,090	1,144
County of Sacramento, Community Facs. Dist. No. 2014-2 (North Vineyard Station No. 2), Special Tax Bonds, Series 2021, 4.00% 2036	530	522
County of Sacramento, Community Facs. Dist. No. 2014-2 (North Vineyard Station No. 2), Special Tax Bonds, Series 2021, 4.00% 2041	650	627
Sacramento Area Flood Control Agcy., Consolidated Capital Assessment Dist. No. 2, Rev. Bonds, Series 2016-A, 5.00% 2041	1,000	1,083
Sacramento Unified School Dist., G.O. Bonds, 2012 Election, Series 2017-E, 5.00% 2028	1,250	1,382
Sacramento Unified School Dist., G.O. Bonds, 2021 Election, Series 2021-G, Assured Guaranty Municipal insured, 4.00% 2044	1,315	1,316
Sacramento Unified School Dist., G.O. Bonds, 2021 Election, Series 2021-G, Assured Guaranty Municipal insured, 4.00% 2049	4,190	4,123
Sacramento Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2007, Assured Guaranty Municipal insured, 0% 2028	4,575	3,756
County of San Bernardino and Cities of Colton, Loma Linda and San Bernardino, Successor Agcy. to the Inland Valley Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, 5.00% 2044	3,750	3,904
County of San Bernardino, Community Facs. Dist. No. 2006-1 (Lytle Creek North), Improvement Area No. 1, Special Tax Bonds, Series 2015, 5.00% 2040	1,000	1,039
County of San Bernardino, Community Facs. Dist. No. 2006-1 (Lytle Creek North), Improvement Area No. 6, Special Tax Bonds, Series 2018, 5.00% 2043	1,860	1,974
County of San Bernardino, Community Facs. Dist. No. 2006-1 (Lytle Creek North), Improvement Area No. 6, Special Tax Bonds, Series 2018, 5.00% 2048	1,775	1,877
San Bernardino Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-D, Assured Guaranty Municipal insured, 4.00% 2042	2,175	2,185
City of San Clemente, Community Facs. Dist. No. 2006-1 (Marblehead Coastal), Special Tax Bonds, Series 2015, 5.00% 2030	245	257
City of San Clemente, Community Facs. Dist. No. 2006-1 (Marblehead Coastal), Special Tax Bonds, Series 2015, 5.00% 2031	480	502
City of San Clemente, Community Facs. Dist. No. 2006-1 (Marblehead Coastal), Special Tax Bonds, Series 2015, 5.00% 2032	480	502
City of San Diego, Community Facs. Dist. No. 4 (Black Mountain Ranch Villages), Special Tax Bonds, Series 2016, 5.00% 2037	970	1,021
City of San Diego, Public Facs. Fncg. Auth., Water Rev. Bonds, Series 2020-A, 4.00% 2045	1,000	1,002
City of San Diego, Public Facs. Fncg. Auth., Water Rev. Ref. Bonds, Series 2016-B, 5.00% 2038	2,820	3,046
County of San Diego, Assn. of Governments Capital Grant Receipts, Rev. Green Bonds (Mid-Coast Corridor Transit Project), Series 2019-A, 5.00% 2024	3,750	3,896
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 2032	125	124
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 2032	100	99
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 2033	100	99
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 2034	265	262
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 2034	100	99
The Tax-Exempt Fund of California — Page 26 of 42

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 2035	USD125	$123
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 2036	635	624
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 2036	170	167
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 2037	175	172
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 2038	855	835
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 2039	410	398
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 2040	475	455
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 2040	100	96
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 2045	1,000	922
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 2045	550	507
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 2050	1,100	995
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 2050	1,000	905
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 4.00% 2037	1,000	1,009
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 2044	8,965	9,696
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 2026	760	813
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 2027	750	810
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 2029	1,980	2,126
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 2029	1,595	1,753
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 2030	1,785	1,949
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 2033	2,280	2,469
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 2035	2,495	2,645
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-A, 5.00% 2035	1,000	1,081
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 2036	750	794
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 2037	750	794
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 2042	1,500	1,579
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2013-B, AMT, 5.00% 2043 (preref. 2023)	2,000	2,064
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 2047	1,000	1,046
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 2049	3,375	3,577
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2021-A, 4.00% 2056	795	785
County of San Diego, Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2020-B, 5.00% 2035	1,000	1,107
County of San Diego, Regional Transportation Commission, Limited Sales Tax Rev. Green Bonds, Series 2020-A, 4.00% 2048	3,000	3,041
County of San Diego, Water Auth., Water Rev. Bonds, Series 2022-A, 5.00% 2052	2,065	2,349
San Diego Unified School Dist., G.O. Bonds, 2012 Election, Series 2013-C, 5.00% 2035 (preref. 2023)	2,000	2,068
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2016-SR-1, 4.00% 2031	4,000	4,150
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2016-SR-1, 4.00% 2032	1,000	1,036
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, 2012 Election, Series 2017-I, 4.00% 2047	2,000	1,997
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2016-B-2, AMT, 5.00% 2046	4,000	4,154
The Tax-Exempt Fund of California — Page 27 of 42

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-A-2, AMT, 5.00% 2049	USD4,000	$4,238
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-E-2, AMT, 4.00% 2050	2,000	1,920
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-F-2, 5.00% 2050	1,990	2,144
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-E-2, AMT, 5.00% 2050	2,000	2,115
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2016-A-2, 5.00% 2029	1,375	1,489
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2012-A-2, AMT, 5.00% 2030	1,000	1,000
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2021-A-2, AMT, 5.00% 2032	1,880	2,075
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2021-A-2, AMT, 5.00% 2036	6,750	7,404
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2020-A-2, AMT, 5.00% 2037	4,000	4,345
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2017-A-2, AMT, 5.00% 2042	2,000	2,103
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2019-A-2, AMT, 5.00% 2044	3,000	3,194
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2017-A-2, AMT, 5.00% 2047	3,000	3,139
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2022-A-2, AMT, 5.00% 2052	3,000	3,230
City and County of San Francisco, Certs. of Part. (Moscone Convention Center Expansion Project), Series 2017-B, 4.00% 2038	2,000	2,023
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 2041	1,000	928
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 2046	745	666
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 2051	1,035	909
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2022-A, 4.00% 2052[2]	1,500	1,311
City and County of San Francisco, G.O. Bonds (Earthquake Safety and Emergency Response), Series 2021-E-1, 4.00% 2043	3,445	3,512
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2020-D, 3.00% 2050	1,615	1,298
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2020-A, 4.00% 2050	2,000	1,971
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2020-C, 4.00% 2050	1,000	986
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2016-A, 4.00% 2037	6,575	6,684
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-B, 5.00% 2031	425	464
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-C, 5.00% 2033	1,000	1,092
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-C, National insured, 5.00% 2041	2,100	2,279
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2014-A, 5.00% 2043	2,100	2,202
The Tax-Exempt Fund of California — Page 28 of 42

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 2026[2]	USD130	$132
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 2041[2]	585	553
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 2046[2]	2,250	2,062
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 2051[2]	1,210	1,082
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 6 (Mission Bay South Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2024	1,510	1,518
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 6 (Mission Bay South Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2028	1,400	1,406
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 4.00% 2022	195	196
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 4.00% 2023	105	106
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2025	225	232
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2028	370	380
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2029	605	622
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2030	470	482
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2039	4,055	4,146
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2044	3,595	3,663
City of San Francisco, Bay Area Rapid Transit Dist., G.O. Green Bonds, 2016 Election, Series 2020-C-1, 4.00% 2045	2,000	2,030
San Francisco Community College Dist., G.O. Bonds, 2020 Election, Series 2020-A, 4.00% 2045	5,500	5,481
San Gabriel Unified School Dist., G.O. Bonds, 2008 Election, Series 2008-D, Assured Guaranty Municipal insured, 4.00% 2041	1,445	1,477
San Jacinto Unified School Dist., Community Facs. Dist. No. 2003-1, Special Tax Rev. Bonds (Infrastructure Projects), Series 2022, 4.00% 2050	875	785
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 2028	380	417
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 2030	200	217
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 2031	550	596
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 2033	750	810
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2017, 5.00% 2034	765	810
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2017, 5.00% 2035	200	211
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, BAM insured, 5.00% 2029	1,030	1,129
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, BAM insured, 5.00% 2033	1,500	1,642
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2035	1,000	1,054
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2037	1,000	1,052
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2041	1,500	1,572
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2047	10,000	10,403
San Jose Unified School Dist., G.O. Bonds, 2012 Election, Series 2018-E, 4.00% 2042	5,000	5,035
San Juan Unified School Dist., G.O. Bonds, 2016 Election, Series 2020, 4.00% 2034	1,000	1,038
San Leandro Unified School Dist., G.O. Bonds, Series 2019-B, BAM insured, 5.00% 2032	375	417
San Leandro Unified School Dist., G.O. Bonds, Series 2019-B, BAM insured, 5.00% 2033	355	394
San Leandro Unified School Dist., G.O. Bonds, 2020 Election, Series 2020-A, BAM insured, 4.00% 2043	1,300	1,302
San Lorenzo Valley Unified School Dist., G.O. Bonds, 2020 Election, Series 2020-A, 4.00% 2045	250	250
San Lorenzo Valley Unified School Dist., G.O. Bonds, 2020 Election, Series 2020-A, 5.00% 2050	500	549
The Tax-Exempt Fund of California — Page 29 of 42

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of San Luis Obispo, Community Facs. Dist. No. 2019-1 (San Luis Ranch), Special Tax Bonds, Series 2021, 4.00% 2046	USD730	$676
City of San Luis Obispo, Community Facs. Dist. No. 2019-1 (San Luis Ranch), Special Tax Bonds, Series 2021, 4.00% 2051	925	843
City of San Marcos, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, 5.00% 2023	900	935
City of San Marcos, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, 5.00% 2024	150	159
City of San Marcos, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, 5.00% 2029	2,000	2,153
San Marcos Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2034	2,115	2,318
San Marcos Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2035	1,280	1,403
San Rafael High School Dist., G.O. Bonds, Series 2019-C, 4.00% 2043	2,500	2,532
City of San Ramon, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2038	2,000	2,121
Sanger Unified School Dist., G.O. Bonds, 2018 Election, Series 2021-C, BAM insured, 3.00% 2048	2,465	1,977
Sanger Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-A, BAM insured, 3.00% 2051	3,325	2,573
Sanger Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-A, BAM insured, 4.00% 2055	1,650	1,614
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 2023[2]	130	132
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 2024[2]	150	152
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 2025[2]	175	179
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 2026[2]	200	205
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 2028[2]	250	256
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 2030[2]	110	110
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 2035[2]	685	680
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 2040[2]	3,035	2,919
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 2045[2]	4,110	3,847
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 2050[2]	5,820	5,317
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Rev. Ref. Bonds, Series 2014-B, 5.00% 2026	835	873
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Rev. Ref. Bonds, Series 2014-B, 5.00% 2029	2,150	2,237
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Rev. Ref. Bonds, Series 2014-B, 5.00% 2038	460	474
City of Santa Monica, Redev. Agcy., Tax Allocation Bonds (Earthquake Recovery Redev. Project), Series 2011, 5.00% 2032	2,000	2,005
City of Santa Monica, Redev. Agcy., Tax Allocation Bonds (Earthquake Recovery Redev. Project), Series 2011, 5.875% 2036	1,250	1,254
City of Santa Monica, Redev. Agcy., Tax Allocation Bonds (Earthquake Recovery Redev. Project), Series 2011, 5.875% 2042	2,500	2,508
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 5.00% 2027	195	213
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 5.00% 2028	205	225
The Tax-Exempt Fund of California — Page 30 of 42

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 5.00% 2034	USD350	$378
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 3.00% 2036	250	219
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 3.00% 2037	185	160
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 3.00% 2038	270	234
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 3.125% 2039	165	144
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 5.00% 2049	1,940	2,056
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 2029	135	140
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 2033	215	216
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 2034	230	230
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 2035	240	239
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 2036	275	274
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 2037	295	292
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 2038	320	316
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 2039	345	339
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 2040	295	290
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 2045	2,220	2,097
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 2049	2,410	2,224
Saugus Union School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2021-A, BAM insured, 4.00% 2035	600	624
Saugus Union School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2021-A, BAM insured, 4.00% 2039	700	714
Saugus Union School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2021-A, BAM insured, 4.00% 2041	275	279
Saugus Union School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2021-A, BAM insured, 4.00% 2049	1,250	1,232
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 2033	1,240	1,301
School Fin. Auth., Charter School Rev. Bonds (Aspire Public Schools Obligated Group - Issue No. 5), Series 2021-A, 4.00% 2051[2]	800	712
School Fin. Auth., Charter School Rev. Bonds (Aspire Public Schools Obligated Group - Issue No. 5), Series 2021-A, 4.00% 2061[2]	2,275	1,909
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 4.00% 2027[2]	750	747
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 2032[2]	2,500	2,608
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 2037[2]	1,485	1,543
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2013-A-1, 7.375% 2043 (preref. 2022)	3,390	3,470
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 2044[2]	2,805	2,883
School Fin. Auth., Charter School Rev. Bonds (Downtown College Prep Obligated Group), Series 2016, 4.75% 2036[2]	1,365	1,378
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 2029[2]	3,345	3,516
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 2035[2]	500	516
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 2041[2]	3,000	3,059
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 2048[2]	2,795	2,836
School Fin. Auth., Charter School Rev. Bonds (Fenton Charter Public Schools Obligated Group), Series 2020-A, 5.00% 2040[2]	750	765
School Fin. Auth., Charter School Rev. Bonds (Fenton Charter Public Schools Obligated Group), Series 2020-A, 5.00% 2050[2]	750	757
School Fin. Auth., Charter School Rev. Bonds (Fenton Charter Public Schools Obligated Group), Series 2020-A, 5.00% 2058[2]	1,625	1,633
School Fin. Auth., Charter School Rev. Bonds (Larchmont Charter School Project), Series 2018-A, 5.00% 2055[2]	1,000	1,017
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2017-A, 5.00% 2034[2]	750	776
The Tax-Exempt Fund of California — Page 31 of 42

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2016-A, 5.00% 2036[2]	USD1,000	$1,028
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2016-A, 5.00% 2046[2]	750	765
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools Obligated Group), Series 2017-G, 5.00% 2030[2]	315	331
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools Obligated Group), Series 2017-G, 5.00% 2047[2]	250	255
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 2030[2]	1,830	1,869
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 2037[2]	2,105	2,111
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2015-A, 6.375% 2046[2]	7,035	7,428
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 5.00% 2043[2]	1,750	1,794
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 5.00% 2049[2]	1,900	1,938
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 5.00% 2054[2]	5,000	5,090
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2017-A, 5.00% 2037[2]	860	894
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2019-A, 5.00% 2054[2]	2,150	2,203
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 5.00% 2037[2]	1,455	1,482
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 5.00% 2049[2]	5,400	5,431
City of Signal Hill, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2022	1,000	1,014
South Orange County Public Fncg. Auth., Central Utility Fac. Lease Rev. Bonds, Series 2016, 5.00% 2031	1,250	1,349
South Orange County Public Fncg. Auth., Central Utility Fac. Lease Rev. Bonds, Series 2016, 5.00% 2032	1,750	1,886
South Orange County Public Fncg. Auth., Central Utility Fac. Lease Rev. Bonds, Series 2016, 5.00% 2035	2,000	2,148
South Placer Wastewater Auth., Wastewater Rev. Ref. Bonds, Series 2020, 5.00% 2035	500	594
City of South San Francisco, Community Facs. Dist. No. 2021-01 (Oyster Point), Special Tax Bonds (Public Facs. and Services), Series 2022, 5.00% 2052	2,500	2,640
Southern California Home Fncg. Auth., Single Family Mortgage Rev. Bonds, Series 2007-A, AMT, 5.80% 2049	10	10
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.25% 2025	1,400	1,498
Southern California Public Power Auth., Rev. Ref. Bonds (Magnolia Power Project A), Series 2020-1, 5.00% 2036	2,250	2,574
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 2026	385	422
Southwestern Community College Dist., G.O. Rev. Ref. Bonds (2019 Crossover), Series 2016-B, 4.00% 2035	500	512
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2021-01 (Meadowlands), Special Tax Bonds, Series 2021, 4.00% 2041	2,780	2,628
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2021-01 (Meadowlands), Special Tax Bonds, Series 2021, 4.00% 2051	1,290	1,165
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Montage Health), Series 2021-A, 4.00% 2040	1,090	1,081
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Montage Health), Series 2021-A, 4.00% 2041	1,160	1,155
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Montage Health), Series 2021-A, 4.00% 2046	2,750	2,687
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-B, 5.00% 2031	1,300	1,483
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-B, 5.00% 2033	1,000	1,134
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-A, 5.00% 2034	750	850
Statewide Communities Dev. Auth., Hospital Rev. Ref. Bonds (Methodist Hospital of Southern California), Series 2018, 5.00% 2030	2,585	2,825
Statewide Communities Dev. Auth., Hospital Rev. Ref. Bonds (Methodist Hospital of Southern California), Series 2018, 5.00% 2038	1,000	1,080
Statewide Communities Dev. Auth., Hospital Rev. Ref. Bonds (Methodist Hospital of Southern California), Series 2018, 5.00% 2043	2,000	2,147
The Tax-Exempt Fund of California — Page 32 of 42

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Statewide Communities Dev. Auth., Hospital Rev. Ref. Bonds (Methodist Hospital of Southern California), Series 2018, 5.00% 2048	USD1,500	$1,600
Statewide Communities Dev. Auth., Insured Rev. Bonds (San Francisco Campus for Jewish Living Project), Series 2021, 4.00% 2041	1,745	1,779
Statewide Communities Dev. Auth., Insured Rev. Bonds (San Francisco Campus for Jewish Living Project), Series 2021, 4.00% 2051	3,425	3,388
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Harriet Tubman Terrace Apartments), Series 2021-Q, 0.24% 2024 (put 2023)	13,380	13,082
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2010-A, 1.75% 2029	7,000	6,160
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2015-A, 5.00% 2031	2,000	2,166
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2015-A, 5.00% 2032	2,115	2,287
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2032	1,000	1,105
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2033	1,150	1,268
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2015-A, 5.00% 2035	3,000	3,237
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2035	1,465	1,612
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 4.00% 2042	1,240	1,244
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2022	335	339
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2026	75	80
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2045	1,700	1,774
Statewide Communities Dev. Auth., Rev. Bonds (Buck Institute for Research on Aging), Series 2014, Assured Guaranty Municipal insured, 5.00% 2049 (preref. 2023)	5,250	5,594
Statewide Communities Dev. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2013-C, 5.625% 2036	2,000	2,102
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 5.00% 2029	405	445
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 3.00% 2046	3,415	2,809
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 5.00% 2047	1,815	1,949
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 3.00% 2051	4,000	3,176
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 4.00% 2051	6,450	6,414
Statewide Communities Dev. Auth., Rev. Bonds (Hebrew Home for Aged Disabled), Series 2016, 5.00% 2036	3,500	3,829
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2014, 5.00% 2044 (preref. 2024)	3,225	3,408
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2018, 4.00% 2048	500	485
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-L, 5.00% 2038 (put 2029)	5,000	5,671
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-M, 5.00% 2038 (put 2029)	4,000	4,537
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 2034[2]	100	105
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 2039[2]	105	109
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 2051[2]	2,315	2,368
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.625% 2033	1,350	1,390
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.875% 2043	935	963
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2016-A, 5.00% 2025[2]	2,500	2,647
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2014-A, 5.25% 2044	2,925	3,021
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2016-A, 5.25% 2056[2]	1,400	1,451
The Tax-Exempt Fund of California — Page 33 of 42

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2018-A, 5.50% 2058[2]	USD1,000	$1,059
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2016, 5.00% 2029	625	679
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2016, 5.00% 2031	1,135	1,229
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2016, 5.00% 2032	1,500	1,623
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2016, 4.00% 2041	1,000	1,003
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project), Series 2012-A, 6.00% 2042 (preref. 2022)	1,750	1,782
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project), Series 2012-A, 6.00% 2047 (preref. 2022)	600	611
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2025	475	475
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2026	4,000	4,001
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2017-A, 5.00% 2032[2]	2,025	2,177
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2017-A, 5.00% 2041[2]	11,920	12,611
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), Series 2015, 5.00% 2031	1,000	1,083
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), Series 2015, 5.00% 2034	500	541
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), Series 2015, 5.00% 2035	5,050	5,459
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Episcopal Communities and Services), Series 2012, 5.00% 2032	700	702
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Episcopal Communities and Services), Series 2012, 5.00% 2047	2,100	2,104
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Huntington Memorial Hospital), Series 2014-B, 5.00% 2030 (preref. 2024)	500	527
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Huntington Memorial Hospital), Series 2014-B, 5.00% 2031 (preref. 2024)	1,750	1,845
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 4.00% 2026[2]	3,385	3,390
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 2036[2]	3,500	3,618
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 2046[2]	2,250	2,298
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Rady Children’s Hospital), Series 2016-B, 5.00% 2027	640	712
Statewide Communities Dev. Auth., Senior Living Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), Series 2014-A, 5.00% 2044	1,000	1,029
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM insured, 4.00% 2038	2,000	2,021
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM insured, 4.00% 2046	7,465	7,374
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (Custodial Receipts), Series 2017, 4.305% 2032	8,895	8,380
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 2029	1,000	1,071
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 2030	1,500	1,605
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 2032	1,000	1,065
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 2035	1,250	1,327
City of Stockton, Public Fncg. Auth., Wastewater Rev. Ref. Bonds (1998 Wastewater Project and 2003 Wastewater Project), Series 2014, BAM insured, 5.00% 2024	500	528
City of Stockton, Public Fncg. Auth., Wastewater Rev. Ref. Bonds (1998 Wastewater Project and 2003 Wastewater Project), Series 2014, BAM insured, 5.00% 2028	1,000	1,054
Stockton Unified School Dist., G.O. Bonds, 2018 Election, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 2040	790	808
Stockton Unified School Dist., G.O. Bonds, 2018 Election, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 2045	9,245	9,335
The Tax-Exempt Fund of California — Page 34 of 42

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Stockton Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2029	USD4,000	$4,322
Stockton Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2031	7,800	8,417
Sulphur Springs Union School Dist., Community Facs. Dist. No. 2006-1, Special Tax Bonds, Series 2021, 4.00% 2048	1,000	921
Sulphur Springs Union School Dist., Community Facs. Dist. No. 2006-1, Special Tax Bonds, Capital Appreciation Bonds, Series 2021, 0% 2041	205	84
Sulphur Springs Union School Dist., Community Facs. Dist. No. 2006-1, Special Tax Bonds, Capital Appreciation Bonds, Series 2021, 0% 2052	8,800	1,951
City of Sunnyvale, Fin. Auth., Lease Rev. Green Bonds (Civic Center Project), Series 2020, 4.00% 2033	1,000	1,057
City of Sunnyvale, Fin. Auth., Lease Rev. Green Bonds (Civic Center Project), Series 2020, 4.00% 2040	1,000	1,019
Sweetwater Union High School Dist., G.O. Bonds, 2006 Election, Series 2018-C, 4.00% 2043	4,290	4,298
Sweetwater Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2032	5,000	5,372
Sweetwater Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2034	2,075	2,225
Sweetwater Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2036	1,000	1,071
Sweetwater Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016, 4.00% 2047	4,750	4,697
Taft City Elementary School Dist., G.O. Bonds, Election 2012, Series 2013-B, Assured Guaranty Municipal insured, 6.00% 2044 (preref. 2023)	1,200	1,257
Temecula Valley Unified School Dist., Community Facs. Dist. No. 2014-1, Special Tax Rev. Bonds, Series 2018, 5.00% 2050	2,100	2,223
Temecula Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Special Tax Bonds, Series 2022, 4.25% 2043	700	683
Temecula Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Special Tax Bonds, Series 2022, 4.375% 2052	1,600	1,554
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2030	1,000	1,064
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2031	1,500	1,594
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2033	1,000	1,060
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2034	2,065	2,185
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2040	1,600	1,688
Temecula Valley Unified School Dist., G.O. Bonds, 2012 Election, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2045	1,400	1,399
Temescal Valley Water Dist., Community Facs. Dist. No. 4 (Terramor), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 2036	930	916
Temescal Valley Water Dist., Community Facs. Dist. No. 4 (Terramor), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 2046	1,045	971
City of Thousand Oaks, Community Facs. Dist. No. 1994-1 (Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2022	185	187
City of Thousand Oaks, Community Facs. Dist. No. 1994-1 (Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Special Tax Rev. Ref. Bonds, Series 2012, 5.375% 2031	3,265	3,283
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 2028	1,500	1,625
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 2032	2,400	2,605
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 2033	2,000	2,165
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Capital Appreciation Bonds, Series 2019-B2-2, 0% 2054	14,865	2,588
City of Tracy, Community Facs. Dist. No. 2006-01 (NEI Phase II), Special Tax Rev. Ref. Bonds, Series 2019, 5.00% 2030	535	586
City of Tracy, Community Facs. Dist. No. 2006-01 (NEI Phase II), Special Tax Rev. Ref. Bonds, Series 2019, 5.00% 2034	1,380	1,496
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 2030	260	281
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 2031	290	313
The Tax-Exempt Fund of California — Page 35 of 42

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 2032	USD300	$324
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 2033	335	361
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 2034	400	430
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 2035	440	473
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 2036	485	521
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 2037	530	570
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 2038	575	617
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 2044	870	922
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 2049	1,750	1,843
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 2036	750	743
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 2041	1,100	1,048
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 2046	1,600	1,466
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 2051	2,100	1,890
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 2045	1,000	1,083
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 2049	2,135	2,306
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 2032	500	567
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 2033	300	340
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 2034	300	338
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 2035	300	337
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 2038	820	908
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 2.40% 2049	575	553
Transmission Agcy. of Northern California, Rev. Ref. Bonds (California-Oregon Transmission Project), Series 2016-A, 5.00% 2037	2,000	2,155
Transmission Agcy. of Northern California, Rev. Ref. Bonds (California-Oregon Transmission Project), Series 2016-A, 5.00% 2038	1,000	1,077
Transmission Agcy. of Northern California, Rev. Ref. Bonds (California-Oregon Transmission Project), Series 2016-A, 5.00% 2039	1,000	1,077
City of Tulare, Sewer Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2034	2,235	2,288
City of Tulare, Sewer Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2035	1,320	1,346
County of Tulare, Local Health Care Dist., G.O. Rev. Ref. Bonds, Series 2020, BAM insured, 4.00% 2039	1,850	1,892
City of Turlock, Irrigation Dist., Rev. Ref. Bonds, Series 2020, 5.00% 2031	1,000	1,144
City of Turlock, Irrigation Dist., Rev. Ref. Bonds, Series 2016, 5.00% 2036	2,000	2,176
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2030	2,750	2,881
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2031	1,000	1,076
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2033	1,135	1,221
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 4.00% 2035	250	249
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2040	1,850	1,924
The Tax-Exempt Fund of California — Page 36 of 42

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2045	USD2,200	$2,279
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-A-1, 5.00% 2028	3,000	3,184
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-A-1, 5.00% 2029	1,000	1,061
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-A-1, BAM insured, 5.00% 2038	2,500	2,664
Twin Rivers Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2006 Election, Series 2016, Assured Guaranty Municipal insured, 0% 2041	7,000	3,188
Regents of the University of California, G.O. Rev. Bonds, Series 2020-BE, 4.00% 2047	4,855	4,824
Regents of the University of California, G.O. Rev. Bonds, Series 2018-AZ, 5.00% 2048	10,230	11,199
Regents of the University of California, Limited Project Rev. Bonds, Series 2016-K, 5.00% 2034	750	809
Regents of the University of California, Limited Project Rev. Bonds, Series 2021-Q, 5.00% 2046	1,685	1,886
Regents of the University of California, Limited Project Rev. Bonds, Series 2021-Q, 4.00% 2051	3,750	3,672
Regents of the University of California, Limited Project Rev. Ref. Bonds, Series 2018-O, 5.00% 2048	1,900	2,050
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 4.00% 2038	1,000	1,002
City of Upland, Community Facs. Dist. No 2016-1 (Harvest at Upland), Improvement Area No. 2, Special Tax Bonds, Series 2021-A, 4.00% 2040	260	251
City of Upland, Community Facs. Dist. No 2016-1 (Harvest at Upland), Improvement Area No. 2, Special Tax Bonds, Series 2021-A, 4.00% 2045	165	156
City of Upland, Community Facs. Dist. No 2016-1 (Harvest at Upland), Improvement Area No. 2, Special Tax Bonds, Series 2021-A, 4.00% 2051	265	240
Upper Santa Clara Valley Joint Powers Auth., Rev. Bonds, Series 2016-A, 5.00% 2046	2,120	2,340
Vacaville Unified School Dist., G.O. Bonds, 2014 Election, Series 2020-D, 4.00% 2042	1,000	1,013
Val Verde Unified School Dist., G.O. Bonds, 2012 Election, Series 2016-C, Assured Guaranty Municipal insured, 4.00% 2045	1,550	1,545
Val Verde Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 2046	1,885	1,870
Val Verde Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 2051	3,350	3,286
City of Vallejo, Water Rev. Bonds, Series 2021-A, BAM insured, 4.00% 2046	3,350	3,375
City of Vallejo, Water Rev. Bonds, Series 2021-A, BAM insured, 4.00% 2051	4,500	4,513
County of Ventura, Public Fncg. Auth., Lease Rev. Bonds, Series 2013-A, 5.00% 2043 (preref. 2022)	900	915
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 2027	1,180	1,279
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 2028	470	512
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 2037	1,565	1,682
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 2040	775	826
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2016-B, 3.50% 2045	990	998
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2019-A, 4.00% 2049	5,395	5,508
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2020-A, 3.00% 2050	4,280	4,239
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2018-CR, 4.00% 2048	12,725	12,980
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2019-CS, 4.00% 2049	13,165	13,435
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2020-CT, 3.00% 2050	6,345	6,285
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	1,090	1,092
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2016-CN, 3.50% 2045	3,740	3,775
Victor Elementary School Dist., Community Facs. Dist. No. 2005-1, Special Tax Bonds, Series 2018, 5.00% 2046	1,250	1,360
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-A, BAM insured, 4.00% 2031	1,000	1,038
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2035	3,630	3,715
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2036	1,665	1,699
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2037	3,800	3,870
Washington Township Health Care Dist., Rev. Bonds, Series 2017-A, 5.00% 2042	1,000	1,079
The Tax-Exempt Fund of California — Page 37 of 42

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2015-O, 5.00% 2022 (escrowed to maturity)	USD125	$125
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2020-BB, 5.00% 2034	3,500	4,038
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2020-BB, 5.00% 2035	190	219
West Contra Costa Unified School Dist., G.O. Bonds, 2012 Election, Series 2020-E, Assured Guaranty Municipal insured, 4.00% 2049	2,000	1,968
West Contra Costa Unified School Dist., G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2032	3,500	3,531
West Contra Costa Unified School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-D-2, Assured Guaranty Municipal insured, 0% 2036	6,000	3,434
City of West Sacramento, Fin. Auth., Special Tax Rev. Bonds, Series 2006-A, XLCA insured, 5.00% 2026	355	378
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Bonds, Series 2017-A, 5.00% 2042	1,150	1,208
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 2030	600	653
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 2032	1,240	1,345
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 4.00% 2031	3,105	3,223
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 4.00% 2035	2,220	2,267
City of Whittier, Health Fac. Rev. Bonds (PIH Health), Series 2014, 5.00% 2044	9,000	9,359
William S. Hart Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2009-A, 0% 2032	2,000	1,400
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Rev. Ref. and Capital Projects Bonds, Series 2019, 5.00% 2033	1,295	1,385
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Rev. Ref. and Capital Projects Bonds, Series 2019, 5.00% 2038	1,475	1,574
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Rev. Ref. and Capital Projects Bonds, Series 2019, 5.00% 2044	1,500	1,589
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Rev. Ref. and Capital Projects Bonds, Series 2019, 5.00% 2048	1,670	1,759
Yosemite Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2010-D, 0% 2031	1,500	1,109
		2,478,304
Guam 0.19%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2019-A, AMT, 5.00% 2023 (escrowed to maturity)	950	983
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 2042	3,685	3,373
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 2040	305	318
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 2037	400	426
		5,100
Puerto Rico 0.66%
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	2,000	2,269
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2018-A-1, 5.00% 2058	1,000	1,028
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2046	12,240	3,452
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2051	46,896	9,882
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2026	1,500	1,481
		18,112
United States 0.64%
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class ACA, 3.35% 2033	14,919	14,869
Freddie Mac, Multi Family Mortgage Bonds, Series 2021-ML-10, Class ACA, 2.046% 2038[2]	993	826
Freddie Mac, Multi Family Mortgage Certs., Series 2019-M-049, 3.05% 2034	1,965	1,910
		17,605
The Tax-Exempt Fund of California — Page 38 of 42

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Bonds, notes & other debt instruments (continued) Virgin Islands 0.10%	Principal amount (000)	Value (000)
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 2027	USD2,500	$2,598
Total bonds, notes & other debt instruments (cost: $2,671,472,000)		2,521,719
Short-term securities 6.57% Municipals 6.57%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2007-D-2, 0.35% 2047[1]	2,050	2,050
Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A., Inc. Project), Series 2010-B, 0.30% 2035[1]	1,000	1,000
Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A., Inc. Project), Series 2010-A, 0.30% 2035[1]	500	500
IAM Commercial Paper, Series 2022-A-6, 0.50% 5/19/2022	9,000	9,000
City of Irvine, Reassessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Series 1999, 0.28% 2024[1]	1,250	1,250
Kern Community College Dist., Facs. Improvement Dist. No. 1, G.O. Bond Anticipation Notes, Capital Appreciation Notes, Series 2020, 0% 2023	1,110	1,067
City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A-1, 0.27% 2035[1]	14,550	14,550
City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A-2, 0.27% 2035[1]	6,000	6,000
City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A-6, 0.27% 2035[1]	2,425	2,425
City of Los Angeles, Dept. of Water and Power, Rev. Bonds, Series 2021-A-1, 0.27% 2050[1]	7,000	7,000
City of Los Angeles, Dept. of Water and Power, Rev. Bonds, Series 2021-1, 0.26% 2051[1]	500	500
City of Los Angeles, Dept. of Water and Power, Water System Bonds, Series 2019-A, 0.27% 2049[1]	10,500	10,500
City of Los Angeles, Dept. of Water and Power, Water System Demand Rev. Bonds, Series 2001-B-4, 0.26% 2035[1]	2,700	2,700
City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2021, 4.00% 6/23/2022	10,000	10,041
Metropolitan Water Dist. of Southern California, Water Rev. Bonds, Series 2017-C, 0.58% 2047 (put 2024)[1,4]	4,795	4,783
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-1, 0.27% 2037[1]	20,710	20,710
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-2, 0.27% 2037[1]	15,000	15,000
County of Riverside, Tax and Rev. Anticipation Notes, Series 2021, 2.00% 6/30/2022	10,000	10,015
South Bay Union School Dist., G.O. Anticipation Notes, Capital Appreciation Notes, Series 2019, 0% 8/1/2022	2,000	1,990
Regents of the University of California, General Rev. Bonds, Series 2013-AL-1, 0.26% 2048[1]	33,900	33,900
Regents of the University of California, General Rev. Bonds, Series 2013-AL-2, 0.30% 2048[1]	15,000	15,000
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2007-B-1, 0.26% 2032[1]	9,935	9,935
Total short-term securities (cost: $179,992,000)		179,916
Total investment securities 98.63% (cost: $2,851,464,000)		2,701,635
Other assets less liabilities 1.37%		37,624
Net assets 100.00%		$2,739,259
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation at 4/30/2022 (000)
2 Year U.S. Treasury Note Futures	Short	1,459	June 2022	USD(307,575)	$3,305
5 Year U.S. Treasury Note Futures	Short	799	June 2022	(90,025)	3,685
					$6,990
The Tax-Exempt Fund of California — Page 39 of 42

unaudited
[1]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $189,316,000, which represented 6.91% of the net assets of the fund.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	For short-term securities, the mandatory put date is considered to be the maturity date.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $209,328,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The Tax-Exempt Fund of California — Page 40 of 42

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of April 30, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Municipals	$—	$2,521,719	$—	$2,521,719
Short-term securities	—	179,916	—	179,916
Total	$—	$2,701,635	$—	$2,701,635

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$6,990	$—	$—	$6,990
*	Futures contracts are not included in the fund’s investment portfolio.
Key to abbreviations
Agcy. = Agency
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
Certs. = Certificates
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance

Fncg. = Financing
G.O. = General Obligation
IAM = Interest at Maturity
LIBOR = London Interbank Offered Rate
Part. = Participation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
USD = U.S. dollars

The Tax-Exempt Fund of California — Page 41 of 42

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP3-020-0622O-S85355	The Tax-Exempt Fund of California — Page 42 of 42